UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-5972

Name of Registrant:	Vanguard International Equity Index Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2007

Item 1:	Schedule of Investments

Vanguard Pacific Stock Index Fund
Schedule of Investments
January 31, 2007

	Shares	Market Value ($000)

Common Stocks (99.3%)

Australia (17.7%)
BHP Billiton Ltd.	11,172,622	228,258
National Australia Bank Ltd.	5,144,350	161,534
Commonwealth Bank of Australia	4,101,176	159,543
Australia&New Zealand Bank Group Ltd.	5,865,293	132,762
Westpac Banking Corp., Ltd.	5,878,136	114,740
Westfield Group	4,811,765	83,314
Woolworths Ltd.	3,784,883	69,904
QBE Insurance Group Ltd.	2,569,165	61,510
^ Rio Tinto Ltd.	913,247	54,828
Brambles Ltd.	4,960,068	53,606
Macquarie Bank Ltd.	797,969	50,135
AMP Ltd.	5,976,662	48,597
Woodside Petroleum Ltd.	1,491,590	43,585
Rinker Group Ltd.	2,901,686	42,090
Coles Group Ltd.	3,621,022	40,029
Wesfarmers Ltd.	1,208,308	35,804
Foster's Group Ltd.	6,451,502	33,964
CSL Ltd.	582,518	31,462
Telstra Corp. Ltd.	9,169,641	30,235
^ Suncorp-Metway Ltd.	1,779,907	29,857
Stockland	4,374,949	28,803
Toll Holdings Ltd.	1,716,971	28,016
Insurance Australia Group Ltd.	5,537,040	27,814
GPT Group	6,204,571	26,314
Macquarie Goodman Group	4,443,392	25,323
Macquarie Infrastucture Group	8,081,711	22,973
Tabcorp Holdings Ltd.	1,676,590	22,709
Zinifex Ltd.	1,556,161	20,140
Origin Energy Ltd.	2,737,396	19,341
Alumina Ltd.	3,724,955	18,838
Orica Ltd.	989,517	18,582
Centro Properties Group	2,621,407	18,406
Newcrest Mining Ltd.	1,064,832	17,431
* Alinta Ltd.	1,574,917	17,103
Lend Lease Corp.	1,150,102	16,926
Amcor Ltd.	2,891,300	16,379
* AGL Energy Ltd.	1,206,802	16,181
Australian Stock Exchange Ltd.	545,406	16,092
^ Transurban Group	2,667,193	16,007
AXA Asia Pacific Holdings Ltd.	2,788,312	15,656
BlueScope Steel Ltd.	2,232,363	14,952
Babcock&Brown Ltd.	726,807	14,688
Aristocrat Leisure Ltd.	1,122,709	14,080
Santos Ltd.	1,903,269	13,808
Mirvac Group	3,141,792	13,713
Qantas Airways Ltd.	3,062,792	12,825
^ John Fairfax Holdings Ltd.	3,226,242	12,400
Boral Ltd.	1,874,266	11,683
DB RREEF Trust	8,527,057	11,675
Tattersall's Ltd.	3,488,362	11,062
James Hardie Industries NV	1,482,936	11,022
*^Telstra Corp. Installment Receipt Exp. 3/31/08	4,746,687	10,295
Computershare Ltd.	1,439,069	10,273
Coca-Cola Amatil Ltd.	1,676,021	10,195
Sonic Healthcare Ltd.	851,691	9,600
Investa Property Group	4,882,935	9,350
*^Paladin Resources Ltd.	1,337,795	9,136
CSR Ltd.	2,886,822	8,058
Macquarie Office Trust	6,286,625	8,007
^ Perpetual Trustees Australia Ltd.	130,391	7,940
CFS Gandel Retail Trust	4,363,187	7,902
Cochlear Ltd.	175,805	7,722
WorleyParsons Ltd.	458,399	7,680
Leighton Holdings Ltd.	444,951	7,616
Caltex Australia Ltd.	430,244	7,291
Multiplex Group	2,003,636	6,932
^ ABC Learning Centres Ltd.	1,131,847	6,778
Billabong International Ltd.	527,289	6,697
OneSteel Ltd.	1,813,806	6,672
Symbion Health Ltd.	2,053,688	6,619
Publishing&Broadcasting Ltd.	431,194	6,597
Goodman Fielder Ltd.	3,375,180	6,240
Lion Nathan Ltd.	939,334	6,056
Macquarie Airports Group	2,163,607	5,969
Harvey Norman Holdings Ltd.	1,680,857	5,335
Commonwealth Property Office Fund	4,655,903	5,244
ING Industrial Fund	2,650,620	5,052
Downer EDI Ltd.	953,814	4,892
Macquarie Communications Infrastructure Group	1,008,062	4,778
Challenger Financial Services Group Ltd.	1,298,226	4,423
Ansell Ltd.	480,600	4,176
^ APN News&Media Ltd.	878,479	4,141
Paperlinx Ltd.	1,419,856	3,918
Iluka Resources Ltd.	742,306	3,609
Pacific Brands Ltd.	1,611,472	3,468
Futuris Corp., Ltd.	1,947,774	3,183
Sydney Roads Group	2,988,685	3,083

		2,291,626

Hong Kong (5.7%)
Hutchison Whampoa Ltd.	6,813,225	67,829
Cheung Kong Holdings Ltd.	4,811,754	63,537
Sun Hung Kai Properties Ltd.	4,379,924	53,184
CLP Holdings Ltd.	5,773,337	43,206
Hong Kong Exchanges&Clearing Ltd.	3,403,000	37,160
Swire Pacific Ltd. A Shares	2,973,300	34,215
Hang Seng Bank Ltd.	2,444,166	33,926
Esprit Holdings Ltd.	3,315,978	33,721
Boc Hong Kong Holdings Ltd.	11,834,300	30,961
Bank of East Asia Ltd.	4,670,273	26,909
Hong Kong&China Gas Co., Ltd.	11,446,217	25,446
Li&Fung Ltd.	7,075,450	22,153
Hong Kong Electric Holdings Ltd.	4,438,650	21,981
* Foxconn International Holdings Ltd.	6,670,238	19,982
Hang Lung Properties Ltd.	7,279,300	19,733
New World Development Co., Ltd.	8,198,146	18,002
Henderson Land Development Co. Ltd.	2,792,324	16,173
Link REIT	6,831,000	16,078
Wharf Holdings Ltd.	3,911,914	14,462
MTR Corp.	4,412,200	11,665
* Hutchison Telecommunications International Ltd.	4,557,673	10,935
Shangri-La Asia Ltd.	4,065,962	10,905
Sino Land Co.	4,127,400	9,317
Cathay Pacific Airways Ltd.	3,140,600	8,124
Hopewell Holdings Ltd.	2,003,800	7,669
Kerry Properties Ltd.	1,565,227	7,336
Kingboard Chemical Holdings Ltd.	1,752,000	7,238
Yue Yuen Industrial (Holdings) Ltd.	2,129,900	7,178
PCCW Ltd.	11,881,769	7,128
Wing Hang Bank Ltd.	562,009	7,100
Television Broadcasts Ltd.	912,320	6,245
Hysan Development Co., Ltd.	2,012,811	5,480
Cheung Kong Infrastructure Holdings Ltd.	1,439,600	5,207
Techtronic Industries Co., Ltd.	3,282,000	5,051
Melco International Development Corp.	2,335,000	4,935
Orient Overseas International Ltd.	700,724	4,688
Shun Tak Holdings Ltd.	3,161,382	4,259
Johnson Electric Holdings Ltd.	4,726,100	3,438
ASM Pacific Technology Ltd.	553,500	3,342
Giordano International Ltd.	4,727,600	2,558
Texwinca Holdings Ltd.	1,912,000	1,479
Solomon Systech International Ltd.	7,501,314	1,387

		741,322

Japan (72.2%)
Toyota Motor Corp.	9,230,134	606,137
Mitsubishi UFJ Financial Group	27,517	333,119
Mizuho Financial Group, Inc.	30,357	219,154
Sumitomo Mitsui Financial Group, Inc.	19,619	200,035
Honda Motor Co., Ltd.	4,984,704	195,447
Takeda Pharmaceutical Co. Ltd.	2,842,147	185,492
Canon, Inc.	3,409,149	179,494
Sony Corp.	3,202,564	147,576
Tokyo Electric Power Co.	3,891,610	132,433
Matsushita Electric Industrial Co., Ltd.	6,271,563	124,652
Nomura Holdings Inc.	5,655,100	115,474
Nippon Steel Corp.	19,581,000	115,461
Mitsubishi Estate Co., Ltd.	3,726,000	106,699
JFE Holdings, Inc.	1,782,900	98,937
Nintendo Co.	316,915	93,691
NTT DoCoMo, Inc.	59,844	90,844
Nissan Motor Co., Ltd.	7,224,220	90,158
Mitsubishi Corp.	4,317,500	87,553
Orix Corp.	289,016	83,217
Nippon Telegraph and Telephone Corp.	16,603	82,876
Millea Holdings, Inc.	2,292,000	82,194
Shin-Etsu Chemical Co., Ltd.	1,243,000	80,884
Mitsui&Co., Ltd.	4,962,600	79,263
Seven and I Holdings Co., Ltd.	2,629,140	78,981
East Japan Railway Co.	10,867	75,392
Astellas Pharma Inc.	1,712,498	72,908
Hitachi Ltd.	10,765,000	72,263
Mitsui Fudosan Co., Ltd.	2,676,819	69,583
Kansai Electric Power Co., Inc.	2,461,500	68,929
Japan Tobacco, Inc.	14,383	68,924
Chubu Electric Power Co.	2,124,600	67,489
Daiichi Sankyo Co., Ltd.	2,342,636	65,215
Fuji Photo Film Co., Ltd.	1,562,666	64,564
Denso Corp.	1,554,400	62,354
Komatsu Ltd.	2,873,319	60,854
Toshiba Corp.	9,260,000	59,140
Mitsubishi Electric Corp.	6,176,000	55,957
^ Softbank Corp.	2,361,118	55,382
Sumitomo Metal Industries Ltd.	13,056,000	55,374
KDDI Corp.	7,782	55,037
Sharp Corp.	3,196,000	54,472
Central Japan Railway Co.	5,012	53,659
Fanuc Co., Ltd.	574,100	53,269
Sumitomo Corp.	3,398,000	52,763
Mitsubishi Heavy Industries Ltd.	10,242,000	52,651
T&D Holdings, Inc.	747,950	50,458
Daiwa Securities Group Inc.	4,051,850	49,735
Hoya Corp.	1,320,994	48,036
Kyocera Corp.	519,800	47,873
Ricoh Co.	2,142,386	46,806
Mitsui Sumitomo Insurance Co.	3,868,552	46,347
Murata Manufacturing Co., Ltd.	648,055	45,971
Kao Corp.	1,580,661	45,238
Fujitsu Ltd.	5,954,000	44,714
Aeon Co., Ltd.	2,033,800	44,207
Sumitomo Trust&Banking Co., Ltd.	4,010,959	43,037
Sumitomo Realty&Development Co.	1,216,951	42,343
Bridgestone Corp.	1,948,859	42,229
Itochu Corp.	4,813,000	42,150
Eisai Co., Ltd.	805,800	41,329
^ Resona Holdings Inc.	14,574	40,477
Asahi Glass Co., Ltd.	3,033,200	40,008
Kirin Brewery Co., Ltd.	2,517,048	38,659
Kubota Corp.	3,532,000	37,205
Tokyo Gas Co., Ltd.	7,186,000	37,161
Tokyo Electron Ltd.	519,530	36,859
Sumitomo Chemical Co.	4,763,000	36,815
Mitsui OSK Lines Ltd.	3,468,000	36,063
Tohoku Electric Power Co.	1,366,300	35,882
Sumitomo Electric Industries Ltd.	2,304,700	35,396
Sompo Japan Insurance Inc.	2,683,000	34,160
Kyushu Electric Power Co., Inc.	1,212,500	34,024
TDK Corp.	404,400	33,940
Secom Co., Ltd.	671,500	33,188
NEC Corp.	6,487,812	32,841
Kobe Steel Ltd.	8,961,095	32,420
Toray Industries, Inc.	4,254,740	32,413
Dai-Nippon Printing Co., Ltd.	2,011,741	31,568
Rohm Co., Ltd.	341,800	31,026
Bank of Yokohama Ltd.	3,819,000	30,925
Daiwa House Industry Co., Ltd.	1,726,000	29,276
Toyoda Automatic Loom Works Ltd.	625,000	29,242
Shinsei Bank, Ltd.	4,980,046	27,392
Keyence Corp.	120,499	27,139
Nippon Oil Corp.	3,979,479	26,701
Marubeni Corp.	4,885,000	26,386
Nikko Securities Co., Ltd.	2,649,753	26,072
Asahi Kasei Corp.	3,922,000	26,026
Nitto Denko Corp.	527,600	25,908
Advantest Corp.	510,236	25,563
Nippon Yusen Kabushiki Kaisha Co.	3,342,000	25,549
Mitsubishi Chemical Holdings Corp.	3,755,000	25,344
Daikin Industries Ltd.	758,900	25,123
Osaka Gas Co., Ltd.	6,432,000	24,983
Ajinomoto Co., Inc.	1,973,000	24,860
SMC Corp.	172,377	24,621
Shiseido Co., Ltd.	1,154,002	24,486
Nidec Corp.	346,800	24,472
West Japan Railway Co.	5,434	24,211
Sekisui House Ltd.	1,700,858	23,910
Mitsui Trust Holding Inc.	2,174,400	23,854
Olympus Corp.	736,736	23,540
Tokyu Corp.	3,415,000	22,938
Sumitomo Metal Mining Co.	1,741,000	22,796
Electric Power Development Co., Ltd.	506,040	22,672
Yamada Denki Co., Ltd.	272,026	22,599
Hankyu Corp.	3,837,958	22,299
Chiba Bank Ltd.	2,434,000	21,964
Terumo Corp.	539,259	21,681
Office Building Fund of Japan Inc.	1,462	21,646
* Inpex Holdings, Inc.	2,635	21,571
Ibiden Co., Ltd.	430,239	21,408
Nikon Corp.	947,589	21,159
* Konica Minolta Holdings, Inc.	1,528,000	20,829
NTT Data Corp.	4,038	20,672
Nippon Mining Holdings Inc.	2,821,500	20,361
Chugai Pharmaceutical Co., Ltd.	894,600	20,101
Aisin Seiki Co., Ltd.	612,138	19,936
JS Group Corp.	851,708	19,446
Omron Corp.	716,800	19,344
Toppan Printing Co., Ltd.	1,791,000	19,282
Sumitomo Heavy Industries Ltd.	1,837,000	19,144
Shizuoka Bank Ltd.	1,841,000	19,109
Credit Saison Co., Ltd.	520,952	18,750
Yamaha Motor Co., Ltd.	595,200	18,444
Asahi Breweries Ltd.	1,184,600	18,207
Yahoo Japan Corp.	48,247	18,126
Yamato Holdings Co., Ltd.	1,169,000	17,526
Toyota Tsusho Corp.	666,404	17,517
Dentsu Inc.	5,781	17,244
Nippon Electric Glass Co., Ltd.	714,314	17,057
Shionogi&Co., Ltd.	953,421	16,922
^ Kawasaki Heavy Industries Ltd.	4,232,000	16,504
Mitsui Chemicals, Inc.	2,025,000	16,387
Ishikawajima-Harima Heavy Industries Co.	4,158,000	15,652
Kintetsu Corp.	5,172,150	15,225
Teijin Ltd.	2,675,000	15,222
Casio Computer Co.	734,900	15,204
Sega Sammy Holdings Inc.	588,232	15,167
Hokuhoku Financial Group, Inc.	3,974,400	15,130
Bank of Fukuoka, Ltd.	1,889,000	15,040
Hokkaido Electric Power Co., Ltd.	584,461	14,698
Japan Real Estate Investment Corp.	1,244	14,631
Nippon Express Co., Ltd.	2,548,000	14,462
Takefuji Corp.	352,620	14,179
Kuraray Co., Ltd.	1,162,000	14,004
^ Kawasaki Kisen Kaisha Ltd.	1,613,000	13,950
Furukawa Electric Co.	2,031,000	13,785
JSR Corp.	572,700	13,636
Fast Retailing Co., Ltd.	169,400	13,434
* Elpida Memory Inc.	308,900	13,432
Odakyu Electric Railway Co.	1,998,000	13,366
Kajima Corp.	2,877,000	13,342
Mitsubishi Gas Chemical Co.	1,237,000	13,175
Tokyu Land Corp.	1,280,000	13,096
OJI Paper Co., Ltd.	2,383,740	13,082
Taiheiyo Cement Corp.	2,887,000	13,073
Joyo Bank Ltd.	2,181,000	13,017
Leopalace21 Corp.	407,500	12,959
NGK Insulators Ltd.	855,047	12,953
NSK Ltd.	1,408,000	12,895
Showa Denko K.K	3,372,000	12,785
Ohbayashi Corp.	2,074,000	12,622
Daito Trust Construction Co., Ltd.	262,984	12,600
Amada Co., Ltd.	1,172,000	12,577
JTEKT Corp.	611,923	12,375
Marui Co., Ltd.	1,002,800	12,370
Tobu Railway Co., Ltd.	2,612,000	12,327
Mitsubishi Materials Corp.	3,125,000	12,280
Makita Corp.	345,900	12,053
Tokuyama Corp.	747,000	12,041
Matsushita Electric Works, Ltd.	1,081,000	11,951
Seiko Epson Corp.	439,200	11,869
Mitsubishi Rayon Co., Ltd.	1,724,000	11,822
Sumco Corp.	323,216	11,675
Keio Electric Railway Co., Ltd.	1,748,000	11,588
Takashimaya Co.	889,972	11,542
JGC Corp.	661,000	11,532
Isetan Co.	609,700	11,505
SBI Holdings, Inc.	29,536	11,455
Yamaha Corp.	560,900	11,432
NTN Corp.	1,259,000	11,386
Hirose Electric Co., Ltd.	95,900	11,386
Sekisui Chemical Co.	1,467,000	11,322
Yokogawa Electric Corp.	687,697	11,236
NGK Spark Plug Co.	550,682	11,195
Nomura Research Institute, Ltd.	71,756	11,177
Tokyo Tatemono Co., Ltd.	913,000	11,129
Rakuten, Inc.	20,795	10,967
Nippon Paper Group, Inc.	2,821	10,745
Nissin Food Products Co., Ltd.	285,200	10,349
Taisei Corp.	3,062,000	10,297
MEDICEO Holdings Co., Ltd.	544,061	10,240
Nisshin Steel Co.	2,702,000	10,225
Shimizu Corp.	1,890,000	10,200
Stanley Electric Co.	481,300	9,950
Fujikura Ltd.	1,141,000	9,948
Japan Retail Fund Investment Corp.	1,093	9,943
Tanabe Seiyaku Co., Ltd.	728,000	9,834
^ Keihin Electric Express Railway Co., Ltd.	1,356,000	9,728
Chiyoda Corp.	461,000	9,680
Sapporo Hokuyo Holdings, Inc.	958	9,651
Yakult Honsha Co., Ltd.	337,400	9,640
Namco Bandai Holdings Inc.	667,100	9,594
Toto Ltd.	891,000	9,542
CSK Corp.	212,800	9,521
Citizen Watch Co., Ltd.	1,157,900	9,488
^ TonenGeneral Sekiyu K.K	931,000	9,471
Mitsui Mining&Smelting Co., Ltd.	1,831,000	9,426
Toyo Seikan Kaisha Ltd.	519,200	9,401
* Haseko Corp.	2,411,655	9,314
Ube Industries Ltd.	2,902,000	9,279
THK Co., Inc.	382,300	9,253
Mitsubishi Securities Co., Ltd.	811,000	9,211
Promise Co., Ltd.	258,750	9,174
Kyowa Hakko Kogyo Co.	1,043,000	9,123
Taisho Pharmaceutical Co.	512,000	9,026
Japan Steel Works Ltd.	1,069,832	8,887
Bank of Kyoto Ltd.	843,000	8,802
Hitachi Construction Machinery Co.	312,878	8,789
Daimaru, Inc.	692,000	8,780
Acom Co., Ltd.	229,890	8,743
Kaneka Corp.	971,982	8,716
Sankyo Co., Ltd.	171,800	8,523
Fuji Electric Holdings Co., Ltd.	1,792,000	8,446
Trend Micro Inc.	306,500	8,390
Toho Co., Ltd.	453,700	8,331
*^Sanyo Electric Co., Ltd.	5,076,000	8,324
The Suruga Bank, Ltd.	636,000	8,320
Nomura Real Estate Office Fund, Inc.	764	8,213
Oriental Land Co., Ltd.	160,000	8,177
The Nishi-Nippon City Bank, Ltd.	1,912,307	8,079
Dai-Nippon Ink&Chemicals, Inc.	2,027,000	8,071
Benesse Corp.	203,657	7,941
Shinko Securities Co., Ltd.	1,559,000	7,917
Mitsui Engineering&Shipbuilding Co., Ltd.	2,266,000	7,857
Konami Corp.	297,949	7,847
Gunma Bank Ltd.	1,211,000	7,811
Susuken Co., Ltd.	224,420	7,786
Kurita Water Industries Ltd.	361,000	7,714
Nippon Sanso Corp.	841,000	7,689
Hitachi Chemical Co., Ltd.	331,500	7,689
Aiful Corp.	249,800	7,591
All Nippon Airways Co., Ltd.	2,050,000	7,562
Dowa Mining Co. Ltd.	875,000	7,474
Ushio Inc.	356,700	7,376
NTT Urban Development Corp.	3,679	7,373
SBI E*Trade Securities Co., Ltd.	5,058	7,311
Tosoh Corp.	1,542,000	7,308
Lawson Inc.	200,600	7,256
Minebea Co., Ltd.	1,085,000	7,195
* Sojitz Holdings Corp.	2,025,800	7,175
Uni-Charm Corp.	132,200	7,145
Kamigumi Co., Ltd.	831,000	6,974
Daido Steel Co., Ltd.	1,110,000	6,903
77 Bank Ltd.	1,043,000	6,884
^ Pioneer Corp.	488,200	6,882
^ Yaskawa Electric Corp.	593,380	6,850
Uny Co., Ltd.	514,000	6,682
Shimamura Co., Ltd.	64,400	6,650
Santen Pharmaceutical Co. Ltd.	235,600	6,635
Showa Shell Sekiyu K.K	603,100	6,589
Nippon Sheet Glass Co., Ltd.	1,339,000	6,552
Shimano, Inc.	224,800	6,529
Meiji Dairies Corp.	840,000	6,424
Sumitomo Rubber Industries Ltd.	544,000	6,404
^ Sumitomo Titanium Corp.	58,626	6,374
NOK Corp.	360,800	6,325
Nisshin Seifun Group Inc.	612,100	6,299
Taiyo Yuden Co., Ltd.	328,000	6,272
Daicel Chemical Industries Ltd.	874,000	6,265
Denki Kagaku Kogyo K.K	1,495,000	6,259
Nissan Chemical Industries, Ltd.	508,000	6,205
Nippon Meat Packers, Inc.	548,000	6,151
ZEON Corp.	540,527	6,140
Toyobo Ltd.	2,016,000	6,110
*^Japan Airlines System Co.	2,880,000	6,083
Kansai Paint Co., Ltd.	698,000	6,058
^ Mitsukoshi, Ltd.	1,314,000	6,003
Kikkoman Corp.	473,000	5,971
Hitachi High-Technologies Corp.	197,437	5,959
Dai-Nippon Screen Manufacturing Co., Ltd.	691,000	5,955
Asics Corp.	512,139	5,910
JAFCO Co., Ltd.	107,700	5,908
Mitsubishi Logistics Corp.	364,000	5,895
Onward Kashiyama Co., Ltd.	440,000	5,867
Alps Electric Co., Ltd.	550,900	5,806
^ Ito En, Ltd.	189,300	5,787
Shinko Electric Industries Co., Ltd.	215,353	5,765
Aoyama Trading Co., Ltd.	183,800	5,618
Keisei Electric Railway Co., Ltd.	923,000	5,574
Nisshinbo Industries, Inc.	499,000	5,546
Nitori Co., Ltd.	117,318	5,435
Hakuhodo DY Holdings Inc.	81,200	5,405
NHK Spring Co.	508,000	5,335
Okuma Corp.	459,711	5,264
Aeon Credit Service Co. Ltd.	274,890	5,257
FamilyMart Co., Ltd.	202,600	5,255
^ Mabuchi Motor Co.	90,000	5,231
Mitsumi Electric Co., Ltd.	220,700	5,221
Canon Sales Co. Inc.	240,000	5,218
Tokyo Steel Manufacturing Co.	347,300	5,189
Ryohin Keikaku Co., Ltd.	76,600	5,181
Ebara Corp.	1,221,000	5,134
USS Co., Ltd.	77,780	5,111
^ Japan Prime Realty Investment Corp.	1,354	5,059
Toyoda Gosei Co., Ltd.	206,500	4,912
Itochu Techno-Science Corp.	96,300	4,862
Alfresa Holdings Corp.	76,900	4,812
^ Sapporo Holdings Ltd.	821,000	4,790
^ Toho Titanium Co., Ltd.	96,642	4,756
Otsuka Corp.	50,364	4,697
Obic Co., Ltd.	22,150	4,678
Nippon Shokubai Co., Ltd.	403,000	4,629
Meiji Seika Kaisha Ltd.	983,000	4,598
^ Tokyo Seimitsu Co., Ltd.	108,466	4,582
Tokai Rika Co., Ltd.	179,724	4,556
Sumitomo Osaka Cement Co., Ltd.	1,234,000	4,540
^ Oracle Corp. Japan	101,200	4,411
Toyo Suisan Kaisha, Ltd.	283,000	4,385
^ Park24 Co., Ltd.	303,074	4,377
Nichirei Corp.	799,000	4,373
Seino Transportation Co., Ltd.	462,000	4,297
Hino Motors, Ltd.	827,000	4,279
Comsys Holdings Corp.	373,000	4,276
^ OSG Corp.	251,611	4,263
Nippon Kayaku Co., Ltd.	493,000	4,230
Tokyo Broadcasting System, Inc.	121,400	4,202
Sumitomo Bakelite Co. Ltd.	591,000	4,176
Shimachu Co.	148,736	4,096
Hankyu Department Stores, Inc.	448,000	4,080
Wacoal Corp.	323,000	3,998
Coca-Cola West Japan Co. Ltd.	176,500	3,929
Sanwa Shutter Corp.	644,000	3,867
Nippon Light Metal Co.	1,473,000	3,861
Komori Corp.	184,000	3,800
* K.K. DaVinci Advisors	3,240	3,787
^ Oki Electric Industry Co. Ltd.	1,763,000	3,785
Kokuyo Co., Ltd.	268,400	3,687
^ The Goodwill Group, Inc.	4,041	3,685
Glory Ltd.	201,200	3,663
House Foods Industry Corp.	230,500	3,650
Daifuku Co., Ltd.	253,427	3,633
^ Takara Holdings Inc.	554,000	3,579
Hikari Tsushin, Inc.	74,000	3,474
Kinden Corp.	427,000	3,449
Meitec Corp.	111,600	3,448
Sanken Electric Co., Ltd.	339,000	3,447
^ Matsui Securities Co., Ltd.	384,700	3,409
Fuji Television Network, Inc.	1,509	3,405
*^Access Co., Ltd.	685	3,364
Rinnai Corp.	112,700	3,359
EDION Corp.	235,445	3,317
Asatsu-DK Inc.	107,000	3,313
Central Glass Co., Ltd.	551,000	3,274
^ Yamazaki Baking Co., Ltd.	350,000	3,260
Gunze Ltd.	617,000	3,231
Autobacs Seven Co., Ltd.	88,300	3,225
*^NEC Electronics Corp.	117,800	3,103
Katokichi Co., Ltd.	391,800	3,076
Kose Corp.	105,970	3,074
Okumura Corp.	586,000	3,066
^ Nishimatsu Construction Co.	847,000	2,974
Round One Corp.	1,098	2,966
Toda Corp.	675,000	2,962
Hitachi Cable Ltd.	534,000	2,959
Matsumotokiyoshi Co., Ltd.	127,500	2,880
SFCG Co., Ltd.	17,560	2,791
Hitachi Capital Corp.	139,500	2,773
Q.P. Corp.	321,600	2,741
ARRK Corp.	185,067	2,676
Aderans Co. Ltd.	113,300	2,632
^ eAccess Ltd.	4,128	2,585
TIS Inc.	116,300	2,531
Amano Corp.	193,700	2,519
Circle K Sunkus Co., Ltd.	138,100	2,518
Net One Systems Co., Ltd.	1,671	2,368
Fuji Soft ABC Inc.	95,200	2,351
Tokyo Style Co.	214,000	2,311
Kaken Pharmaceutical Co.	286,000	2,292
^ Index Holdings	3,362	2,167
Uniden Corp.	182,000	1,355
* Dowa Mining Co., Ltd. Rights Exp. 1/26/10	805,000	342

		9,339,747

New Zealand (0.5%)
Telecom Corp. of New Zealand Ltd.	6,272,859	21,478
Fletcher Building Ltd.	1,498,337	11,898
Contact Energy Ltd.	918,188	5,446
Sky City Entertainment Group Ltd.	1,366,722	5,055
Auckland International Airport Ltd.	3,127,420	4,928
Fisher&Paykel Healthcare Corp. Ltd.	1,634,428	4,767
Sky Network Television Ltd.	622,665	2,633
Kiwi Income Property Trust	2,261,509	2,440
Fisher&Paykel Appliances Holdings Ltd.	858,893	2,218
The Warehouse Group Ltd.	345,245	1,734
Vector Ltd.	803,354	1,487
* Tower Ltd.	487,057	798

		64,882

Singapore (3.2%)
Singapore Telecommunications Ltd.	22,824,590	52,119
DBS Group Holdings Ltd.	3,608,161	51,769
United Overseas Bank Ltd.	3,651,567	45,025
Oversea-Chinese Banking Corp., Ltd.	7,957,068	41,010
Keppel Corp., Ltd.	1,761,750	20,626
Singapore Airlines Ltd.	1,765,362	20,246
Capitaland Ltd.	3,996,895	17,536
Singapore Press Holdings Ltd.	4,800,833	14,737
City Developments Ltd.	1,598,412	14,654
Singapore Exchange Ltd.	2,524,000	11,153
Singapore Technologies Engineering Ltd.	4,240,407	9,241
Fraser&Neave Ltd.	2,648,500	9,098
Venture Corp. Ltd.	778,250	7,130
Sembcorp Industries Ltd.	2,533,393	7,078
ComfortDelGro Corp. Ltd.	5,622,586	6,683
CapitaMall Trust	2,972,148	6,270
Keppel Land Ltd.	1,151,000	5,619
United Overseas Land Ltd.	1,646,556	5,492
Capitacommercial Trust	3,074,000	5,387
Ascendas REIT	2,948,000	4,766
Cosco Corp. Singapore Ltd.	2,464,000	4,355
Parkway Holdings Ltd.	1,961,072	4,154
Jardine Cycle N Carriage Ltd.	433,128	3,989
Suntec REIT	3,187,142	3,834
SembCorp Marine Ltd.	1,638,000	3,596
* STATS ChipPAC Ltd.	4,168,716	3,520
Singapore Post Ltd.	4,309,800	3,262
* Chartered Semiconductor Manufacturing Ltd.	3,237,000	2,947
Olam International Ltd.	1,973,000	2,543
Wing Tai Holdings Ltd.	1,478,000	2,413
Neptune Orient Lines Ltd.	1,393,000	2,234
Allgreen Properties Ltd.	2,012,500	2,205
Singapore Land Ltd.	395,000	2,195
Noble Group Ltd.	3,096,000	2,184
Want Want Holdings Ltd.	1,435,160	2,167
SMRT Corp. Ltd.	1,913,000	1,847
Haw Par Brothers International Ltd.	327,193	1,518
Creative Technology Ltd.	176,600	1,208
Singapore Petroleum Co. Ltd.	408,000	1,158

		406,968

Total Common Stocks
(Cost $10,055,105)		12,844,545

Temporary Cash Investments (3.2%)

Money Market Fund (3.2%)

1 Vanguard Market Liquidity Fund, 5.272%	409,793,392	409,793

	Face
	Amount
	($000)

U.S. Agency Obligations (0.0%)

2 Federal Home Loan Mortgage Corp.
3 5.213%, 2/20/07	2,000	1,995
2 Federal National Mortgage Assn
3 5.215%, 4/9/07	3,000	2,971

Total Temporary Cash Investments
(Cost $414,759)		414,759

Total Investments (102.5%)
(Cost $10,469,864)		13,259,304

Other Assets and Liabilities - Net (-2.5%)		(328,775)

Net Assets (100%)		12,930,529

*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
3	Securities with a value of $4,966,000 have been segregated as initial margin for open futures contracts.
REIT	- Real Estate Investment Trust.

These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At January 31, 2007, the cost of investment securities for tax purposes was $10,574,037,000. Net unrealized appreciation of investment securities for tax purposes was $2,685,267,000, consisting of unrealized gains of $3,003,926,000 on securities that had risen in value since their purchase and $318,659,000 in unrealized losses on securities that had fallen in value since their purchase.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates on the valuation date as employed by Morgan Stanley Capital International (MSCI) in the calculation of its indexes. As part of the fund's fair value procedures, exchange rates may be adjusted if they change significantly before the fund's pricing time but after the time at which the MSCI rates are determined (generally 11:00 a.m. Eastern time).

Vanguard European Stock Index Fund
Schedule of Investments
January 31, 2007

	Shares	Market Value ($000)

Common Stocks (99.4%)

Austria (0.9%)
Erste Bank der Oesterreichischen Sparkassen AG	563,544	43,917
Telekom Austria AG	1,142,713	31,213
OMV AG	502,466	27,069
* Meinl European Land Ltd.	820,574	21,103
* Immofinanz Immobilien Anlagen AG	1,360,830	20,607
Raiffeisen International Bank-Holding AG	108,645	16,665
Voestalpine AG	265,608	15,444
Wienerberger AG	213,585	13,166
* IMMOEAST Immobilien Anlagen AG	845,656	12,647
Oesterreichische Elektrizitaetswirtschafts AG Class A	233,662	11,338
Boehler-Uddeholm AG	123,509	8,724
Wiener Staedtische Allgemeine Versicherung AG	95,516	6,969
Andritz AG	29,613	6,389
* RHI AG	77,421	3,812
Flughafen Wien AG	31,767	3,161
Mayr-Melnhof Karton AG	13,023	2,514
* BETandWIN.com Interactive Entertainment AG	70,600	1,613

		246,351

Belgium (1.8%)
Fortis	3,563,147	149,577
KBC Bank&Verzekerings Holding	557,635	70,320
Dexia	1,746,262	51,782
InBev	558,485	35,915
Solvay SA	193,176	29,384
Groupe Bruxelles Lambert SA	223,568	26,038
UCB SA	343,837	22,743
Belgacom SA	494,742	22,349
Delhaize Group	232,602	19,307
Umicore	75,123	13,199
Colruyt NV	48,503	10,313
Mobistar SA	96,370	8,322
Agfa Gevaert NV	293,284	7,573
Bekaert NV	39,162	4,798
Omega Pharma SA	57,938	4,668
Cofinimmo	19,973	3,974
Barco NV	33,893	2,959
D'Ieteren SA	8,421	2,928
Compagnie Maritime Belge SA	47,485	2,140
Euronav SA	54,480	1,608

		489,897

Denmark (1.2%)
Danske Bank A/S	1,488,269	68,350
Novo Nordisk A/S B Shares	732,430	63,012
AP Moller-Maersk A/S	3,347	33,782
* Vestas Wind Systems A/S	563,424	24,963
* Jyske Bank A/S	181,757	14,078
^ Danisco A/S	149,176	12,151
Novozymes A/S	139,813	12,091
DSV, De Sammensluttede Vognmaend A/S	61,186	10,536
* Topdanmark A/S	55,156	9,918
Carlsberg A/S B Shares	97,370	9,881
Sydbank A/S	192,150	9,808
^ GN Store Nord A/S	633,984	9,342
FLS Industries A/S B Shares	129,427	8,491
* William Demant A/S	86,045	7,275
^ Coloplast A/S B Shares	80,947	6,979
^ Trygvesta A/S	82,340	6,770
NKT Holding A/S	57,173	5,024
H. Lundbeck A/S	162,484	4,629
^ Bang&Olufsen A/S B Shares	32,575	4,182
Codan A/S	41,070	3,636
D/S Torm A/S	43,901	2,806
East Asiatic Co. A/S	51,625	2,513

		330,217

Finland (2.1%)
Nokia Oyj	12,456,691	274,694
UPM-Kymmene Oyj	1,590,757	40,669
Fortum Oyj	1,342,984	36,942
Sampo Oyj A Shares	1,288,701	35,279
Stora Enso Oyj R Shares	1,764,003	29,474
Metso Oyj	388,743	20,676
Kone Oyj	231,414	13,650
Elisa Oyj Class A	455,611	13,405
Outokumpu Oyj A Shares	302,972	12,144
Neste Oil Oyj	388,862	11,894
Wartsila Oyj B Shares	194,105	11,131
Kesko Oyj	200,288	10,678
YIT Oyj	381,630	10,219
Rautaruuki Oyj	254,071	10,070
Cargotec Corp.	115,186	6,840
Uponor Oyj	167,431	6,568
Nokian Renkaat Oyj	314,995	6,231
TietoEnator Oyj B Shares	229,850	6,186
* Orion Oyj	260,516	5,898
SanomaWSOY Oyj	196,440	5,702
KCI Konecranes Oyj	170,854	5,520
Amer Group Ltd.	217,099	4,724
OKO Bank (Osuuspankkien Keskuspankki Oyj)	290,721	4,715

		583,309

France (14.0%)
Total SA	6,639,911	449,972
BNP Paribas SA	2,547,832	284,495
Sanofi-Aventis	3,094,699	271,899
AXA	5,072,195	214,451
Societe Generale Class A	1,121,292	198,450
Suez SA	3,094,158	151,994
Vivendi SA	3,513,903	144,572
France Telecom SA	5,147,834	142,679
Groupe Danone	721,426	111,194
Carrefour SA	1,822,952	104,969
L'Oreal SA	875,642	92,264
Cie. de St. Gobain SA	960,218	90,756
Vinci SA	650,261	89,665
Credit Agricole SA	2,004,449	86,048
L'Air Liquide SA (Registered)	366,575	85,364
Schneider Electric SA	689,484	83,405
LVMH Louis Vuitton Moet Hennessy	745,311	78,703
Alcatel-Lucent	5,927,600	76,747
Renault SA	563,494	69,810
Lafarge SA	455,593	69,785
Veolia Environnement	868,660	60,944
Pernod Ricard SA	274,732	56,238
Accor SA	613,359	50,877
Bouygues SA	620,249	41,935
* Alstom	334,468	40,896
Compagnie Generale des Etablissements Michelin SA	435,913	39,906
STMicroelectronics NV	2,075,175	38,653
Unibail Co.	139,537	35,139
Euronext NV	274,365	33,718
Essilor International SA	299,514	33,561
Vallourec SA	121,111	31,501
PSA Peugeot Citroen	463,983	30,478
Pinault-Printemps-Redoute SA	201,345	29,704
Lagardere S.C.A	367,631	28,950
Cap Gemini SA	415,911	26,497
^ Gaz de France	599,070	25,796
Hermes International	194,595	23,739
Technip SA	321,628	20,631
Sodexho Alliance SA	290,982	20,295
Publicis Groupe SA	423,605	18,209
Air France	368,144	16,553
CNP Assurances	135,667	15,517
Thomson SA	791,439	15,024
Alcatel-Lucent ADR	1,093,439	14,215
Thales SA	269,874	14,209
Neopost SA	96,827	12,423
Societe Television Francaise 1	359,213	12,160
^ Safran SA	507,910	12,079
* Atos Origin SA	205,543	11,551
Etablissements Economiques du Casino Guichard-Perrachon SA	132,711	11,532
* Business Objects SA	292,399	11,015
Klepierre	56,177	9,930
Valeo SA	213,210	9,724
Dassault Systemes SA	174,604	9,380
Imerys SA	97,203	9,207
Zodiac SA	125,582	8,608
SCOR SA	305,131	8,287
PagesJaunes SA	381,431	8,025
M6 Metropole Television	199,578	6,753
Gecina SA	37,638	6,234
Societe BIC SA	84,529	5,702
Societe des Autoroutes Paris-Rhin-Rhone	68,957	5,669

		3,818,686

Germany (10.8%)
^ Siemens AG	2,575,550	285,111
Allianz AG	1,311,804	261,977
E.On AG	1,894,854	257,787
Deutsche Bank AG	1,580,286	223,425
DaimlerChrysler AG (Registered)	2,460,652	152,968
Deutsche Telekom AG	8,624,531	152,009
BASF AG	1,486,736	143,296
RWE AG	1,353,580	141,312
Bayer AG	2,209,217	130,814
SAP AG	2,698,338	124,687
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	628,643	99,375
Commerzbank AG	1,899,448	80,374
Deutsche Post AG	2,360,811	72,622
Deutsche Boerse AG	310,332	65,357
Volkswagen AG	517,974	57,759
^ ThyssenKrupp AG	1,096,133	52,018
Continental AG	399,568	48,469
Man AG	385,684	40,733
Linde AG	334,565	35,911
Metro AG	493,145	33,821
* Infineon Technologies AG	2,299,027	32,867
^ Porsche AG	23,994	30,333
Adidas AG	617,061	29,725
Henkel KGaA	180,424	28,174
Hypo Real Estate Holding AG	407,167	26,885
Fresenius Medical Care AG	191,417	25,574
Volkswagen AG Pfd.	319,535	23,697
Deutsche Postbank AG	249,773	21,533
DaimlerChrysler AG	327,337	20,455
Deutsche Lufthansa AG	696,826	19,552
Depfa Bank PLC	1,074,742	18,954
Merck KGaA	155,910	18,188
Salzgitter AG	124,829	16,007
Celesio AG	259,362	14,788
TUI AG	650,369	13,627
Altana AG	212,877	13,127
Puma AG	35,945	13,086
IVG Immobilien AG	265,253	12,088
RWE AG Pfd.	118,237	10,708
Hochtief AG	128,074	10,466
Beiersdorf AG	152,639	10,262
Bilfinger Berger AG	112,915	8,844
Rheinmetall AG	109,706	8,670
^ Solarworld AG	110,613	8,663
ProSieben Sat.1 Media AG	248,267	8,358
Wincor Nixdorf AG	47,837	7,627
Heidelberger Druckmaschinen AG	176,433	7,468
*^Qiagen NV	432,152	7,402
* Karstadt Quelle AG	192,605	6,247
Douglas Holding AG	95,805	5,287
Suedzucker AG	203,618	4,433
^ MLP AG	182,688	4,088
*^Premier AG	197,402	3,822
* Merck KGaA Rights Exp. 2/2/07	154,476	317

		2,951,147

Greece (1.0%)
National Bank of Greece SA	1,000,764	52,132
Alpha Credit Bank SA	1,117,360	36,001
EFG Eurobank Ergasias	700,805	27,442
Greek Organization of Football Prognostics	680,768	25,442
* Hellenic Telecommunication Organization SA	826,347	24,619
Bank of Piraeus	652,556	23,478
Coca-Cola Hellenic Bottling Co. SA	328,930	13,200
Titan Cement Co. SA	174,950	9,847
Cosmote Mobile Communications SA	304,566	9,401
Public Power Corp.	317,060	9,159
National Bank of Greece SA ADR	776,600	8,108
Hellenic Technodomiki Tev SA	361,804	5,023
Hellenic Petroleum SA	327,610	4,781
* Hellenic Telecommunications Organization SA ADR	290,653	4,357
Viohalco, Hellenic Copper&Aluminum Industry SA	302,588	3,792
Motor Oil (Hellas) Corinth Refineries SA	133,067	3,552
Hellenic Exchanges SA	136,950	3,163
Folli-Follie SA	49,370	2,030
* Intracom SA	257,430	1,804
Technical Olympic SA	251,589	852

		268,183

Ireland (1.2%)
Allied Irish Banks PLC	2,663,691	76,496
Bank of Ireland	2,968,824	66,382
CRH PLC	1,643,590	64,810
Irish Life&Permanent PLC	836,301	22,404
* Elan Corp. PLC	1,258,984	15,474
C&C Group PLC	942,914	13,956
* Grafton Group PLC	686,694	10,581
Kerry Group PLC A Shares	393,262	10,091
Kingspan Group PLC	388,566	9,788
IAWS Group PLC	324,673	7,767
DCC PLC	242,716	7,652
Independent News&Media PLC	1,740,106	6,858
* Ryanair Holdings PLC	437,475	6,212
Paddy Power PLC	140,300	3,067
*^Ryanair Holdings PLC ADR	31,233	2,708
Greencore Group PLC	472,093	2,561
* Total Produce PLC	925,870	866
* Elan Corp. PLC ADR	45,229	563

		328,236

Italy (5.5%)
ENI SpA	7,921,033	254,534
Unicredito Italiano SpA	23,766,110	220,111
Intesa Sanpaolo SpA	21,630,389	163,027
ENEL SpA	13,142,546	138,997
Assicurazioni Generali SpA	2,913,703	125,459
Telecom Italia SpA	32,568,370	96,124
Capitalia SpA	5,136,036	46,184
Telecom Italia SpA RNC	18,345,321	45,934
* Fiat SpA	1,663,162	36,208
Banco Popolare di Verona e Novara Scarl SpA	1,143,084	35,943
Mediobanca Banca di Credito Finanziaria SpA	1,488,556	33,953
Banche Popolari Unite Scarl SpA	1,048,297	29,740
Mediaset SpA	2,334,823	28,155
Finmeccanica SpA	903,081	25,623
Autostrade SpA	870,672	25,514
Banca Monte dei Paschi di Siena SpA	3,354,453	21,729
Banca Popolare di Milano SpA	1,263,545	21,168
Intesa Sanpaolo SpA Non Convertible Risp	2,839,472	21,064
Snam Rete Gas SpA	2,969,805	17,474
Alleanza Assicurazioni SpA	1,290,672	17,041
Luxottica Group SpA	420,031	13,040
Terna SpA	3,637,919	12,607
Fondiaria - Sai SpA	224,244	10,144
Compagnia Assicuratrice Unipol SpA	2,738,232	9,531
Pirelli&C. Accomandita per Azioni SpA	8,700,636	9,009
Seat Pagine Gialle SpA	12,306,192	7,588
Lottomatica SpA	180,805	7,392
Bulgari SpA	454,124	6,587
Italcementi SpA	215,799	6,354
Mediolanum SpA	771,336	6,188
Autogrill SpA	310,105	5,707
Mondadori (Arnoldo) Editore SpA	355,071	3,931
Benetton Group SpA	193,173	3,353
^ Gruppo Editoriale L'Espresso SpA	520,631	2,774
*^Tiscali SpA	772,535	2,628
* Parmalat Finanziaria SpA	569,830	-

		1,510,815

Netherlands (5.4%)
ING Groep NV	5,702,417	249,784
ABN-AMRO Holding NV	5,519,815	176,774
Unilever NV	5,217,017	138,864
Koninklijke (Royal) Philips Electronics NV	3,553,107	138,452
Mittal Steel Co. Ltd. Non-Voting Depositary Receipt	2,116,388	98,671
Koninklijke KPN NV	5,885,219	84,809
Aegon NV	4,239,415	83,390
TNT NV	1,328,289	59,944
Akzo Nobel NV	827,178	51,961
* Koninklijke Ahold NV	4,734,533	47,682
Heineken NV	746,028	37,719
Reed Elsevier NV	2,152,175	37,659
* ASML Holding NV	1,437,409	36,416
European Aeronautic Defence and Space Co.	990,690	33,017
Koninklijke Numico NV	521,924	27,636
Wolters Kluwer NV	892,698	26,752
Koninklijke DSM NV	460,010	22,774
Rodamco Europe NV	163,439	22,083
SBM Offshore NV	426,352	15,025
Vedior NV	521,572	10,772
Corio NV	122,943	10,484
Randstad Holding NV	141,139	9,459
Wereldhave NV	63,256	8,452
Fugro NV	176,868	8,388
*^Hagemeyer NV	1,560,480	7,225
Buhrmann NV	332,635	4,980
^ Oce NV	238,400	4,044
^ Getronics NV	371,103	3,416
Aegon NV (New York) ARS	172,787	3,414
* ASML Holding (New York)	38,580	985

		1,461,031

Norway (1.4%)
Norsk Hydro ASA	2,152,701	69,871
Statoil ASA	1,998,705	53,499
Telenor ASA	2,301,973	46,802
Orkla ASA	571,046	34,267
DnB NOR ASA	2,033,196	30,581
Yara International ASA	623,291	16,619
* Petroleum Geo-Services ASA	521,955	12,226
* Acergy SA	586,685	11,427
* SeaDrill Ltd.	662,058	10,937
Prosafe ASA	626,950	9,794
Norske Skogindustrier ASA	522,152	9,631
Aker Kvaerner ASA	83,611	9,474
Storebrand ASA	686,760	9,268
* Pan Fish ASA	7,887,205	8,477
* TGS Nopec Geophysical Co. ASA	321,406	6,545
Tandberg ASA	366,550	6,130
Schibsted ASA	147,187	6,117
^ Frontline Ltd.	160,084	5,214
*^Det Norske Oljeselskap (DNO) ASA	2,489,486	4,984
* Ocean Rig ASA	545,631	3,954
*^Tandberg Television ASA	242,083	3,817
^ Tomra Systems ASA	521,653	3,552
Stolt-Nielsen SA	119,305	3,538

		376,724

Portugal (0.5%)
Portugal Telecom SGPS SA	2,401,894	31,827
Electricidade de Portugal SA	6,128,852	30,592
Banco Comercial Portugues SA	6,597,147	24,408
Banco Espirito Santo SA	605,905	11,602
Brisa-Auto Estradas de Portugal SA	909,209	11,274
Banco BPI SA	925,471	7,533
Cimpor-Cimento de Portugal SA	715,783	5,829
Sonae SGPS SA	2,433,238	5,381
PT Multimedia-Servicos de Telecomunicacoes e Multimedia, SGPS, SA	235,069	3,139
Jeronimo Martins&Filho, SGPS, SA	114,621	2,864
* Sonae Industria - SGPS SA	215,484	2,274

		136,723

Spain (5.9%)
Banco Santander Central Hispano SA	18,077,116	342,722
Telefonica SA	13,308,437	291,044
Banco Bilbao Vizcaya Argentaria SA	10,806,778	269,380
Endesa SA	2,254,859	113,159
Iberdrola SA	2,331,500	99,814
Repsol YPF SA	2,600,113	85,508
Banco Popular Espanol SA	2,589,081	49,526
Altadis SA	778,799	41,765
ACS, Actividades de Contruccion y Servisios, SA	752,177	40,913
Industria de Diseno Textil SA	663,864	37,620
Gas Natural SDG SA	544,241	21,721
Abertis Infraestructuras SA	694,407	19,902
Grupo Ferrovial, SA	192,330	19,261
Sacyr Vallehermoso SA	302,871	18,377
Acciona SA	86,990	17,892
Union Fenosa SA	324,198	16,154
Acerinox SA	551,625	15,068
Fomento de Construc y Contra SA	139,299	14,545
Gamesa Corporacion Tecnologica, SA	519,294	14,187
Cintra Concesiones de Infraestructuras de Transporte SA	629,610	10,324
Indra Sistemas, SA	376,175	9,198
Corporacion Mapfre SA	1,625,065	8,146
Fadesa Inmobiliaria SA	155,654	7,232
Sociedad General de Aguas de Barcelona SA	183,427	6,502
Ebro Puleva SA	256,333	6,131
Iberia (Linea Aerea Espana)	1,432,792	5,937
Telefonica SA ADR	87,308	5,757
Antena 3 Television	239,797	5,288
NH Hoteles SA	209,023	4,610
* Sogecable SA	126,234	4,436
Promotora de Informaciones SA	230,128	4,292
* Zeltia SA	492,931	4,029

		1,610,440

Sweden (3.8%)
Telefonaktiebolaget LM Ericsson AB Class B	45,099,593	179,012
Nordea Bank AB	6,313,791	98,724
Hennes&Mauritz AB B Shares	1,444,322	78,177
Sandvik AB	3,070,375	49,067
Volvo AB B Shares	662,344	48,653
Svenska Handelsbanken AB A Shares	1,551,575	47,536
Skandinaviska Enskilda Banken AB A Shares	1,412,967	47,179
TeliaSonera AB	5,692,132	45,692
Atlas Copco AB A Shares	1,022,686	35,119
Svenska Cellulosa AB B Shares	569,836	30,481
SKF AB B Shares	1,232,926	24,451
Skanska AB B Shares	1,146,603	23,902
Scania AB Class B	304,178	21,811
Volvo AB A Shares	287,885	21,699
Atlas Copco AB Class B Shares	637,150	21,087
Assa Abloy AB	946,796	20,777
Boliden AB	878,569	20,665
Swedish Match AB	913,257	16,162
Electrolux AB Series B	821,490	15,606
Tele2 AB B Shares	985,016	14,640
Securitas AB B Shares	950,657	14,190
Alfa Laval AB	288,876	13,640
* Husqvarna AB-B Shares	811,309	12,540
Getinge AB B Shares	546,183	11,886
SSAB Svenskt Stal AB Series A	459,765	11,223
* Modern Times Group AB B Shares	154,718	9,809
*^Lundin Petroleum AB	669,054	7,073
Holmen AB	159,638	6,958
Eniro AB	522,153	6,903
Kungsleden AB	417,193	6,776
Fabege AB	245,252	6,623
Castellum AB	473,204	6,401
Trelleborg AB B Shares	247,644	6,058
Nobia AB	149,328	5,954
Elekta AB B Shares	260,355	5,743
Oriflame Cosmetics SA	127,476	5,175
SSAB Svenskt Stal AB Series B	204,109	4,797
OMX AB	235,843	4,701
D. Carnegie&Co. AB	187,640	4,258
* SAS AB	225,733	4,243
* Securitas Systems AB B Shares	956,915	3,681
Axfood AB	92,214	3,462
* Securitas Direct AB B Shares	947,679	2,952
Billerud Aktiebolag	129,902	2,171
Hoganas AB B Shares	77,974	2,104
Wihlborgs Fastigheter AB	100,854	1,960
*^Telelogic AB	736,100	1,615

		1,033,336

Switzerland (10.0%)
Nestle SA (Registered)	1,219,228	446,501
Novartis AG (Registered)	7,083,781	407,073
Roche Holdings AG	2,137,530	401,263
UBS AG	6,000,270	375,932
Credit Suisse Group (Registered)	3,508,170	247,953
Zurich Financial Services AG	441,180	118,777
ABB Ltd.	6,306,775	111,933
Cie. Financiere Richemont AG	1,588,172	88,747
Swiss Re (Registered)	1,025,184	85,372
Holcim Ltd. (Registered)	610,510	60,496
Syngenta AG	316,549	58,394
Adecco SA (Registered)	398,146	25,567
Nobel Biocare Holding AG	71,233	23,554
Swatch Group AG (Bearer)	98,390	23,337
Swisscom AG	56,209	20,977
Geberit AG	12,004	20,243
Synthes, Inc.	144,709	18,199
Givaudan SA	18,639	16,818
Sulzer AG (Registered)	11,045	15,630
* Logitech International SA	526,004	15,010
CIBA Specialty Chemicals AG (Registered)	216,028	14,418
SGS Societe Generale de Surveillance Holding SA (Registered)	13,122	14,395
Serono SA Class B	14,807	13,090
Kuehne&Nagel International AG	164,418	12,700
Clariant AG	698,702	11,981
Lonza AG (Registered)	115,381	10,905
Phonak Holding AG	139,329	10,796
* OC Oerlikon Corp AG	19,368	10,570
Schindler Holding AG	156,471	10,089
PSP Swiss Property AG	141,589	8,267
Rieter Holding AG	13,503	7,734
Swatch Group AG (Registered)	159,400	7,651
* SIG Holding AG	18,857	6,249
Straumann Holding AG	23,703	5,970
* Kuoni Reisen Holding AG (Registered)	8,572	5,036
UBS AG (New York Shares)	70,740	4,457
^ Kudelski SA	100,324	3,805
^ Micronas Semiconductor Holding AG	100,145	2,185

		2,742,074

United Kingdom (33.9%)
HSBC Holdings PLC	35,061,666	636,481
BP PLC	56,637,920	596,829
GlaxoSmithKline PLC	17,628,050	474,221
Vodafone Group PLC	149,911,301	437,032
Royal Bank of Scotland Group PLC	9,680,562	388,514
Barclays PLC	19,802,676	287,858
Royal Dutch Shell PLC Class A (Amsterdam Shares)	8,492,604	287,138
Royal Dutch Shell PLC Class B	8,395,285	281,046
AstraZeneca Group PLC	4,742,736	264,538
HBOS PLC	11,558,448	252,018
Anglo American PLC	4,387,087	204,121
Tesco PLC	24,240,392	199,012
Lloyds TSB Group PLC	17,136,999	196,148
Rio Tinto PLC	3,168,515	170,392
Diageo PLC	8,449,652	164,303
BT Group PLC	25,333,153	152,572
British American Tobacco PLC	4,732,269	143,544
BHP Billiton PLC	7,452,017	139,825
BG Group PLC	10,418,222	137,131
Aviva PLC	7,740,057	124,757
National Grid Transco PLC	8,278,010	124,730
Unilever PLC	3,753,411	102,118
Prudential PLC	7,393,027	99,717
Royal Dutch Shell PLC Class A	2,941,018	98,888
Reckitt Benckiser PLC	1,863,511	89,632
Xstrata PLC	1,858,550	86,988
Imperial Tobacco Group PLC	2,086,036	84,564
BAE Systems PLC	9,836,534	80,774
Centrica PLC	11,048,777	80,604
Scottish&Southern Energy PLC	2,617,590	76,909
Cadbury Schweppes PLC	6,362,761	71,890
Marks&Spencer Group PLC	5,123,827	67,935
SABMiller PLC	2,735,769	61,992
Legal&General Group PLC	19,863,174	60,484
Land Securities Group PLC	1,425,260	59,986
Scottish Power PLC	4,032,959	59,201
Man Group PLC	5,325,020	55,961
Old Mutual PLC	15,863,508	53,613
Wolseley PLC	1,999,751	52,072
Rolls-Royce Group PLC	5,396,847	49,689
British Land Co., PLC	1,580,240	48,770
WPP Group PLC	3,203,554	47,012
Gallaher Group PLC	1,998,049	44,218
Reed Elsevier PLC	3,837,816	43,775
United Utilities PLC	2,663,164	39,928
Alliance Boots PLC	2,503,884	39,650
Pearson PLC	2,450,730	38,635
Compass Group PLC	6,445,371	38,374
J. Sainsbury PLC	4,423,017	37,650
British Sky Broadcasting Group PLC	3,499,360	37,632
* Standard Life PLC	6,396,553	36,824
BP PLC ADR	575,360	36,541
Smiths Group PLC	1,725,050	36,112
Experian Group Ltd.	3,094,970	35,112
Reuters Group PLC	3,976,026	33,735
Kingfisher PLC	7,178,338	33,698
Hanson Building Materials PLC	2,170,558	32,935
Imperial Chemical Industries PLC	3,633,031	32,712
Corus Group PLC	2,732,059	32,351
Smith&Nephew PLC	2,868,702	32,203
International Power PLC	4,530,774	32,090
Vodafone Group PLC ADR	1,030,225	30,278
3i Group PLC	1,416,302	29,366
Yell Group PLC	2,357,291	28,425
Royal&Sun Alliance Insurance Group PLC	8,999,038	28,421
Carnival PLC	519,391	28,226
Intercontinental Hotels Group, PLC	1,087,576	27,156
Amvescap PLC	2,258,779	27,021
Resolution PLC	2,087,051	26,676
Next PLC	692,697	26,548
Scottish&Newcastle PLC	2,427,753	25,871
ITV PLC	12,097,927	25,631
Hammerson PLC	868,136	24,991
Cable and Wireless PLC	7,423,011	24,445
Enterprise Inns PLC	1,889,556	23,860
Capita Group PLC	1,913,662	23,831
Persimmon PLC	858,782	23,366
Friends Provident PLC	5,215,086	22,221
Home Retail Group	2,659,295	22,123
Slough Estates PLC	1,429,750	20,878
The Sage Group PLC	3,936,074	20,848
Liberty International PLC	826,284	20,603
Kelda Group PLC	1,091,794	20,004
Severn Trent PLC	709,472	19,668
Johnson Matthey PLC	668,162	19,453
Whitbread PLC	595,291	18,981
DSG International PLC	5,580,113	18,503
* British Airways PLC	1,729,619	18,298
Punch Taverns PLC	798,756	17,968
Rexam PLC	1,696,359	17,916
Rentokil Initial PLC	5,528,926	17,547
Burberry Group PLC	1,348,127	17,462
Barratt Developments PLC	738,827	17,160
Tate&Lyle PLC	1,488,388	17,137
Mitchells&Butlers PLC	1,228,050	16,789
Ladbrokes PLC	1,908,360	16,493
LogicaCMG PLC	4,493,431	15,109
Inchcape PLC	1,394,967	14,522
* Invensys PLC	2,421,040	14,161
ICAP PLC	1,465,430	14,046
Taylor Woodrow PLC	1,750,262	14,002
Tomkins PLC	2,609,902	14,000
Cobham PLC	3,426,284	13,898
William Hill PLC	1,099,741	13,880
Hays PLC	4,439,480	13,761
Travis Perkins PLC	351,375	13,739
GKN PLC	2,161,799	13,593
Daily Mail and General Trust PLC	906,618	13,449
Bunzl PLC	1,054,612	13,239
Group 4 Securicor PLC	3,473,280	12,875
George Wimpey PLC	1,212,636	12,873
FirstGroup PLC	1,194,866	12,801
Investec PLC	1,021,459	12,538
London Stock Exchange PLC	485,547	12,384
Signet Group PLC	5,259,903	12,334
United Business Media PLC	862,762	11,963
Serco Group PLC	1,439,789	11,722
EMI Group PLC	2,408,992	11,663
Provident Financial PLC	779,813	11,202
Balfour Beatty PLC	1,307,015	10,720
Kesa Electricals PLC	1,604,141	10,700
IMI PLC	1,034,508	10,513
EMAP PLC	655,195	10,315
ARM Holdings PLC	4,141,801	9,887
Bellway PLC	344,979	9,554
Michael Page International PLC	1,016,486	9,546
Amec PLC	1,008,949	9,208
Meggitt PLC	1,318,931	8,758
National Express Group PLC	421,314	8,742
First Choice Holidays PLC	1,517,615	8,601
Cattles PLC	1,000,905	8,598
Arriva PLC	603,413	8,542
* Charter PLC	506,412	8,463
Trinity Mirror PLC	887,619	8,325
Tullett Prebon PLC	646,517	8,178
* The Berkeley Group Holdings PLC	274,553	8,069
Schroders PLC	373,350	8,022
Intertek Testing Services PLC	475,542	8,011
Close Brothers Group PLC	402,428	8,009
Rank Group PLC	1,775,808	7,936
Brixton PLC	774,480	7,703
^ Carphone Warehouse PLC	1,222,051	7,421
Bovis Homes Group PLC	363,966	7,388
Misys PLC	1,530,133	7,313
Electrocomponents PLC	1,323,867	7,305
Stagecoach Group PLC	2,466,051	7,259
Aegis Group PLC	2,593,310	7,191
Scottish Power PLC ADR	122,444	7,187
BBA Aviation PLC	1,249,649	6,923
Cookson Group PLC	590,299	6,902
Aggreko PLC	781,570	6,794
Great Portland Estates PLC	490,639	6,781
Biffa PLC	1,058,191	6,773
De La Rue Group PLC	493,312	6,370
WPP Group PLC ADR	78,406	5,777
The Davis Service Group PLC	523,038	5,522
* CSR PLC	389,525	5,223
* Galiform PLC	1,794,231	4,585
Premier Farnell PLC	1,094,739	4,131
SSL International PLC	578,311	4,126
FKI PLC	1,784,378	3,962
HMV Group PLC	1,241,831	3,291
* Collins Stewart PLC	633,640	3,036
PartyGaming PLC	3,018,542	1,753

		9,262,515

Total Common Stocks
(Cost $18,393,228)		27,149,684

Temporary Cash Investments (2.0%)

Money Market Fund (2.0%)

1 Vanguard Market Liquidity Fund, 5.272%	548,805,558	548,806

	Face Amount ($000)

U.S. Agency Obligation (0.0%)

2 Federal National Mortgage Assn
3 5.215%, 4/9/07	5,000	4,952

Total Temporary Cash Investments
(Cost $553,758)		553,758

Total Investments (101.4%)
(Cost $18,946,986)		27,703,442

Other Assets and Liabilities - Net(-1.4%)		(389,917)

Net Assets (100%)		27,313,525

*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit) would require congressional action.
3	Securities with a value of $4,952,000 have been segregated as initial margin for open futures contracts.
ADR	- American Depositary Receipt.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At January 31, 2007, the cost of investment securities for tax purposes was $18,964,112,000. Net unrealized appreciation of investment securities for tax purposes was $8,739,330,000, consisting of unrealized gains of $8,959,325,000 on securities that had risen in value since their purchase and $219,995,000 in unrealized losses on securities that had fallen in value since their purchase.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates on the valuation date as employed by Morgan Stanley Capital International (MSCI) in the calculation of its indexes. As part of the fund's fair value procedures, exchange rates may be adjusted if they change significantly before the fund's pricing time but after the time at which the MSCI rates are determined (generally 11:00 a.m. Eastern time).

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.8% and 1.6%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At January 31, 2007 the aggregate settlement value of open futures contracts expiring in March 2007, and the related unrealized appreciation (depreciation) were:

		($000)
Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

MSCI Pan-Euro Index	2,990	96,519	2,447

Forward Currency Contracts: The fund enters into forward currency contracts to provide the appropriate currency exposure related to open futures contracts. Forward currency contracts are valued at their quoted daily settlement prices. At January 31, 2007, the fund had open forward currency contracts to receive and deliver currencies as follows:

	Contract Amount (000)				Unrealized Appreciation
Contract Settlement Date		Receive		Deliver	(Depreciation) ($000)

3/21/2007	EUR	72,196	USD	94,017	(1,828)

EUR-euro.
USD-U.S. dollars.

Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

Vanguard Emerging Markets Stock Index Fund
Schedule of Investments
January 31, 2007

	Shares	Market Value ($000)

Common Stocks (99.3%)

Argentina (0.8%)
Tenaris SA	1,531,436	35,789
Tenaris SA ADR	545,595	25,899
Banco Macro Bansud SA ADR	205,107	6,769
Siderar SA Class A	883,933	6,227
* Telecom Argentina SA	1,507,786	6,184
* Petrobras Energia Participaciones SA ADR	389,872	4,464
* Grupo Financiero Galicia SA ADR	442,045	3,956
* Petrobras Energia Participaciones SA	3,164,909	3,512
* Telecom Argentina SA ADR	151,406	3,119
* IRSA Inversiones y Representaciones SA GDR	123,755	2,212
BBVA Banco Frances SA	424,248	1,528
Cresud SA ADR	81,615	1,516
* Transportadora de Gas Sur SA	953,920	1,252
* Irsa Inversiones y Representaciones SA	563,918	1,001
*^Transportadora de Gas del SA ADR	136,610	956
Solvay Indupa S.A.I.C	782,532	861
BBVA Banco Frances SA ADR	60,803	668
* Molinos Rio de la Plata SA	506,396	624
Cresud SA	209,663	384

		106,921

Brazil (10.7%)
Petroleo Brasileiro SA Pfd.	7,779,071	171,559
Petroleo Brasileiro SA	5,661,798	138,531
Companhia Vale do Rio Doce Pfd. Class A	4,745,124	133,964
Companhia Vale do Rio Doce	3,318,495	111,020
Banco Bradesco SA	2,343,916	95,168
Banco Itau Holding Financeira SA	2,562,823	94,663
Companhia de Bebidas das Americas Pfd.	100,683,954	51,852
Unibanco-Uniao de Bancos Brasileiros SA	5,202,183	48,736
Gerdau SA Pfd.	1,500,728	25,280
Usiminas-Usinas Siderugicas de Minas Gerais SA Pfd.	617,033	23,285
Companhia Energetica de Minas Gerais Pfd.	448,909,993	21,482
Petroleo Brasileiro Series A ADR	236,461	20,974
All America Latina Logistica	1,845,208	19,969
Empresa Brasileira de Aeronautica SA	1,931,949	19,372
Companhia Siderurgica Nacional SA	590,880	19,153
Tele Norte Leste Participacoes SA Pfd.	1,321,763	17,731
Petroleo Brasileiro ADR	170,088	16,716
Companhia Vale do Rio Doce ADR	550,405	15,813
Centrais Electricas Brasileiras SA	608,797,588	14,323
Cia Vale do Rio Doce ADR	400,635	13,594
Aracruz Celulose SA Pfd. B Shares	2,291,505	12,799
Tam SA	363,788	11,760
Centrais Electricas Brasileiras SA Pfd. B Shares	489,846,326	11,063
Banco Bradesco SA ADR	267,395	10,867
* Vivo Participacoes SA Pfd.	2,734,365	10,422
Banco Itau Holding Financeira SA ADR	278,959	10,313
* CESP - Companhia Energetica de Sao Paulo	879,645,628	10,223
Votorantim Celulose e Papel SA Pfd.	555,295	10,099
Tim Participacoes SA	2,971,175,385	10,052
Companhia de Concessoes Rodoviarias	756,165	9,927
Tele Norte Leste Participacoes SA	354,255	9,285
Brasil Telecom Participacoes SA Pfd.	1,071,427,236	9,019
Lojas Renner SA	631,774	8,844
Companhia de Saneamento Basico do Estado de Sao Paulo	67,522,261	8,578
Cyrela Brazil Realty SA	916,080	8,470
Gol - Linhas Aereas Inteligentes SA Pfd.	279,967	8,377
Klabin SA	3,482,270	8,373
Souza Cruz SA	429,263	8,079
Lojas Americanas SA Pfd.	137,628,020	7,966
Natura Cosmeticos SA	589,071	7,955
Submarino SA	250,766	7,611
Arcelor Brasil SA	345,254	6,969
Duratex SA Pfd.	359,250	6,846
Tractebel Energia SA	775,602	6,660
Braskem SA	893,560	6,530
Uniao de Bancos Brasileiros SA GDR	67,928	6,442
Companhia de Bebidas das Americas ADR	121,278	6,274
Sadia SA Pfd.	1,945,877	6,244
Companhia Paranaense de Energia-COPEL	490,663,850	5,966
Weg SA Pfd.	817,918	5,888
Perdigao SA	460,583	5,851
* Electropaulo Metropolitana SA	119,125,916	5,851
* Cosan SA Industria e Comercio	292,780	5,607
Brasil Telecom Participacoes SA	329,641,117	5,584
* Diagnosticos da America	244,853	4,896
Gerdau SA	326,620	4,657
Companhia Brasileira de Distribuicao Grupo Pao de Acucar	134,943,648	4,413
* Gafisa SA	292,158	4,262
Energias do Brasil SA	276,085	4,105
Banco Nossa Caixa SA	166,662	3,783
Embraer-Empresa Brasileira de Aeronautica SA ADR	77,373	3,137
Gerdau SA ADR	176,009	2,975
Companhia Energetica de Minas Gerais ADR	57,368	2,766
Companhia Siderurgica Nacional SA ADR	78,554	2,541
Aracruz Celulose SA ADR	44,003	2,437
Companhia de Gas de Sao Paulo - Comgas	15,120,999	2,419
Telemig Celular Participacoes SA Pfd.	1,107,586,562	2,095
Tele Norte Leste Participacoes ADR	135,186	1,824
Companhia de Tecidos Norte de Minas Pfd.	15,103,868	1,742
Companhia de Saneamento Basico do Estado de Sao Paulo ADR	46,446	1,461
Brasil Telecom Participacoes ADR	32,707	1,379
Tim Participacoes SA ADR	38,757	1,296
Sadia SA ADR	39,077	1,260
Companhia Brasileira de Distribuicao Grupo Pao de Acucar ADR	37,081	1,222
Companhia Paranaense de Energia-COPEL ADR	86,633	1,053
^ Telemig Celular Participacoes ADR	17,102	648
* Vivo Participacoes SA ADR	9,939	38
Votorantim Celulose e Papel SA ADR	2,038	37
Braskem SA ADR	2,279	34

		1,410,459

Chile (1.6%)
Empresas Copec SA	2,312,791	29,736
Empresa Nacional de Electricidad SA	13,805,157	17,939
Enersis SA	54,187,479	17,119
Empresas CMPC SA	498,832	16,675
Cencosud SA	4,136,151	14,586
Banco Santander Chile SA	178,641,681	8,482
Sociedad Quimica y Minera de Chile SA	559,157	7,518
CAP SA	449,743	6,567
Empresa Nacional de Telecomunicaciones SA	500,585	6,519
Colburn SA	29,921,358	5,825
Banco de Credito e Inversiones	160,995	5,263
Compania de Telecomunicaciones de Chile SA	2,431,841	5,248
Lan Airlines SA	416,021	5,172
Masisa SA	21,966,207	5,083
Enersis SA ADR	315,493	4,972
Empresa Nacional de Electricidad SA ADR	127,743	4,956
Compania Cervecerias Unidas SA	724,154	4,336
Distribucion y Servicio D&S SA	11,570,807	4,065
Vina Concha y Toro SA	2,068,808	3,724
Corpbanca	674,260,724	3,703
Embotelladora Andina SA	1,251,573	3,402
Parque Arauco SA	3,569,716	3,141
Banco Santander Chile SA ADR	63,197	3,126
Inversiones Aguas Metropolitanas SA	2,694,028	3,068
Embotelladora Andina SA Pfd. Class B	985,779	2,942
Compania SudAmericana de Vapores SA	1,910,414	2,877
Cristalerias de Chile	257,283	2,741
* Madeco SA	14,618,112	1,704
Sociedad Quimica y Minera de Chile ADR	11,360	1,541
Compania de Telecomunicaciones de Chile SA ADR	142,316	1,235
Empresas Iansa SA	7,756,599	1,211
Distribucion y Servicio SA ADR	45,745	972

		205,448

China (11.4%)
China Mobile (Hong Kong) Ltd.	27,352,552	251,935
PetroChina Co. Ltd.	104,053,879	128,160
China Life Insurance Co., Ltd.	38,665,030	113,531
* Industrial and Commercial Bank of China	158,843,425	92,144
China Construction Bank	135,041,315	79,368
China Petroleum&Chemical Corp.	92,179,620	76,967
CNOOC Ltd.	83,843,152	71,561
* Bank of China	80,994,569	39,960
Ping An Insurance (Group) Co. of China Ltd.	7,521,799	36,303
* China Communications Construction Co., Ltd.	31,508,864	35,870
China Telecom Corp. Ltd.	74,248,349	35,862
Bank of Communications Ltd. Class H	31,225,518	33,757
China Overseas Land&Investment Ltd.	18,735,262	20,841
CITIC Pacific Ltd.	5,922,562	20,828
China Resources Enterprise Ltd.	6,537,872	20,485
China Merchants Holdings International Co. Ltd.	5,553,558	20,390
Aluminum Corp. of China Ltd.	17,152,120	15,332
Huaneng Power International, Inc. H Shares	16,764,758	15,123
Cosco Pacific Ltd.	5,937,996	14,884
China Mengniu Dairy Co., Ltd.	4,836,916	14,472
China Resources Power Holdings Co. Ltd.	7,320,660	11,469
Denway Motors Ltd.	26,885,398	11,335
* Shimao Property Holdings Limited	7,079,624	10,913
Fujian Zijin Mining Industry Co., Ltd.	17,441,886	10,832
Nine Dragons Paper Holdings Ltd.	6,058,000	10,308
Guangzhou R&F Properties Co. Ltd.	5,309,200	10,238
* Semiconductor Manufacturing International Corp.	62,706,110	10,053
China Shipping Development Co.	7,103,007	9,984
Yanzhou Coal Mining Co. Ltd. H Shares	10,700,238	9,922
Air China Ltd.	13,294,988	9,486
Hopson Development Holdings Ltd.	3,387,000	8,053
Beijing Datang Power Generation Co. Ltd.	7,914,952	8,038
Anhui Conch Cement Co. Ltd.	2,374,652	8,009
* Dongfeng Motor Corp.	13,110,608	7,967
Shanghai Electric Group Co., Ltd. Class H	16,016,999	7,819
* PICC Property and Casualty Co. Ltd.	13,250,051	7,767
Jiangxi Copper Co. Ltd.	7,575,633	7,740
Angang Steel Co., Ltd.	4,882,959	7,684
Lenovo Group Ltd.	18,781,923	7,651
Agile Property Holdings, Inc.	9,220,030	7,535
China International Marine Containers (Group) Co.,Ltd	3,494,660	7,268
Li Ning Co., Ltd.	4,176,491	7,114
China Travel International	16,119,691	7,048
Chaoda Modern Agriculture Holdings Ltd.	9,936,664	7,015
Guangdong Investment Ltd.	13,470,536	6,893
Beijing Capital International Airport Co., Ltd.	7,106,166	6,587
Sinopec Shanghai Petrochemical Co. Ltd.	12,824,612	6,317
TPV Technology Ltd.	9,965,291	6,173
Zhejiang Expressway Co., Ltd.	7,956,352	6,159
GOME Electrical Appliances Holdings Ltd.	5,600,790	5,917
China COSCO Holdings Co., Ltd.	7,894,500	5,732
China Resources Land Ltd.	5,612,000	5,672
Maanshan Iron and Steel Co. Ltd.	8,833,698	5,649
Shanghai Industrial Holding Ltd.	2,315,612	5,005
Jiangsu Expressway Co. Ltd. H Share	6,637,253	4,799
The Guangshen Railway Co., Ltd.	8,034,521	4,772
COFCO International Ltd.	4,370,930	4,595
Xinao Gas Holdings Ltd.	4,710,000	4,398
ZTE Corp.	933,042	4,208
Sinochem Hong Kong Holdings Ltd.	8,752,000	4,091
* Hunan Non-Ferrous Metal Corp., Ltd.	7,066,000	4,043
Guangzhou Investment Co. Ltd.	17,082,000	3,945
* China Everbright Ltd.	3,916,130	3,766
Tsingtao Brewery Co., Ltd.	1,939,662	3,728
Shenzhen Investment Ltd.	9,157,000	3,720
Weiqiao Textile Co. Ltd.	2,366,709	3,546
Beijing Enterprises Holdings Ltd.	1,562,000	3,420
China Shipping Container Lines Co. Ltd.	11,045,838	3,397
Sinotrans Ltd.	8,584,045	3,353
* China Southern Airlines Co. Ltd.	7,097,883	3,290
Weichai Power Co., Ltd. Class H	752,920	3,197
* BYD Co. Ltd.	886,747	3,137
Huadian Power International Corp. Ltd.	8,319,962	3,089
Shenzhen Expressway Co. Ltd.	4,173,267	3,058
Zhejiang Southeast Electric Power Co., Ltd.	4,075,991	2,978
* Brilliance China Automotive Holdings Ltd.	13,894,983	2,903
Travelsky Technology Ltd.	1,618,216	2,728
* China Eastern Airlines Corp. Ltd.	8,992,659	2,543
FU JI Food&Catering Services	1,169,000	2,450
Guangdong Electric Power Development Co., Ltd.	3,496,867	2,294
Global Bio-chem Technology Group Co. Ltd.	7,449,319	2,168
Shanghai Forte Land Co., Ltd.	5,604,000	2,083
* Sinopec Yizheng Chemical Fibre Co., Ltd.	7,322,000	1,764
* TCL International Holdings Ltd.	8,399,000	615

		1,507,203

Colombia (0.2%)
Bancolombia SA ADR	914,226	27,198

Czech Republic (0.8%)
Ceske Energeticke Zavody a.s	1,190,275	51,048
* Central European Media Enterprises Ltd.	201,802	17,519
Cesky Telecom a.s	644,567	15,836
Komercni Banka a.s	76,726	11,494
* Unipetrol a.s	801,687	8,791
Zentiva NV	109,114	6,614

		111,302

Egypt (0.6%)
Orascom Telecom Holding SAE GDR	708,765	49,112
Orascom Construction Industries GDR	363,033	33,020

		82,132

Hungary (1.0%)
OTP Bank Rt	1,459,020	64,917
Mol Hungarian Oil and Gas Nyrt	403,499	41,789
Richter Gedeon Rt	84,898	17,074
Magyar Tavkozlesi Rt	2,475,636	12,582

		136,362

India (6.8%)
Infosys Technologies Ltd.	2,427,988	123,682
Reliance Industries Ltd.	3,461,560	107,200
ICICI Bank Ltd.	2,167,383	46,291
* Reliance Communication Ventures	3,681,390	38,555
Housing Development Finance Corp. Ltd.	1,009,504	38,414
Oil and Natural Gas Corp. Ltd.	1,450,268	29,924
ICICI Bank Ltd. ADR	632,304	27,916
HDFC Bank Ltd.	1,035,377	25,392
ITC Ltd.	6,154,528	24,367
Satyam Computer Services Ltd.	2,241,795	24,009
Tata Motors Ltd.	1,039,251	20,710
Hindustan Lever Ltd.	4,352,019	20,476
Larsen&Toubro Ltd.	563,302	20,314
Tata Consultancy Services Ltd.	695,809	20,218
Bharat Heavy Electricals Ltd.	317,468	18,171
Mahindra&Mahindra Ltd.	772,631	15,798
Wipro Ltd.	995,792	13,865
Grasim Industries Ltd.	193,768	12,260
Indiabulls Financial Services Ltd.	649,314	12,217
Bajaj Auto Ltd.	169,939	10,697
Hindalco Industries Ltd.	2,664,604	10,609
Cipla Ltd.	1,815,244	10,123
Dr. Reddy's Laboratories Ltd.	574,565	9,689
Gujarat Ambuja Cements Ltd.	2,957,477	9,218
Reliance Capital Ltd.	631,497	8,899
Ranbaxy Laboratories Ltd.	906,251	8,387
Gail India Ltd.	1,299,687	8,284
Maruti Udyog Ltd.	379,580	7,965
Tata Iron and Steel Co. Ltd.	704,577	7,424
Hero Honda Motors Ltd.	454,359	7,360
Zee Entertainment Enterprises	1,020,394	7,256
UTI Bank Ltd.	591,645	7,168
Sun Pharmaceutical Industries Ltd.	294,180	6,840
Reliance Energy Ltd.	571,199	6,658
Kotak Mahindra Bank	607,710	6,427
Associated Cement Cos. Ltd.	277,678	6,415
Indian Hotels Co. Ltd.	1,690,265	5,814
Siemens India Ltd.	215,518	5,609
State Bank of India	214,796	5,556
Tata Power Co. Ltd.	333,357	4,566
Bharat Forge Ltd.	586,203	4,447
ABB (India) Ltd.	53,268	4,365
GlaxoSmithKline Pharmaceuticals (India) Ltd.	153,287	4,066
Bharat Petroleum Corp. Ltd.	495,842	4,030
Jaiprakash Associates Ltd.	242,643	3,850
Glenmark Pharmaceuticals Ltd.	273,206	3,830
Ultratech Cemco Ltd.	169,060	3,807
Hindustan Petroleum Corp., Ltd.	523,550	3,707
Nestle India Ltd.	145,279	3,625
Jindal Steel&Power Ltd.	64,878	3,427
Mahanagar Telephone Nigam Ltd.	899,061	3,375
HDFC Bank Ltd. ADR	44,169	3,371
Satyam Computer Services Ltd. ADR	142,255	3,312
Infrastructure Development Finance Co., Ltd.	1,405,789	3,286
Asian Paints (India) Ltd.	166,817	3,020
Videsh Sanchar Nigam Ltd.	281,065	2,944
Tata Tea Ltd.	177,447	2,869
Indian Petrochemicals Corp., Ltd.	421,258	2,646
Bharat Electronics Ltd.	84,448	2,630
Ashok Leyland Ltd.	1,984,106	2,179
Bank of Baroda	382,116	2,160
Moser Baer India Ltd.	268,276	2,109
Nicholas Piramal India Ltd.	341,762	1,987
Biocon Ltd.	217,586	1,982
State Bank of India GDR	28,233	1,842
^ Wipro Ltd. ADR	104,567	1,810
Bajaj Hindusthan Ltd.	455,628	1,745
Jet Airways (India) Ltd.	98,118	1,701
Colgate-Palmolive (India) Ltd.	205,053	1,620
Matrix Laboratories Ltd.	288,308	1,421
Arvind Mills Ltd.	1,010,978	1,360
^ Dr. Reddy's Laboratories Ltd. ADR	77,339	1,305
Britannia Industries Ltd.	46,921	1,233
^ Videsh Sanchar Nigam Ltd. ADR	28,190	593
Mahanagar Telephone Nigam Ltd. ADR	58,134	430
Infosys Technologies Ltd. ADR	5,765	334

		893,161

Indonesia (1.6%)
PT Telekomunikasi Indonesia Tbk	55,146,879	57,432
PT Astra International Tbk	11,258,006	18,429
PT Bank Central Asia Tbk	32,063,622	18,068
PT Bank Rakyat Indonesia Tbk	30,002,868	17,544
PT Bumi Resources Tbk	92,636,350	10,961
PT Perusahaan Gas Negara Tbk	9,927,591	10,263
PT Bank Mandiri Tbk	32,691,562	9,293
PT Indonesian Satellite Corp. Tbk	13,171,968	8,668
PT Bank Danamon Tbk	9,332,006	6,079
PT Unilever Indonesia Tbk	8,376,665	5,378
PT United Tractors Tbk	6,956,995	5,182
PT Indofood Sukses Makmur Tbk	25,056,976	4,671
* PT Kalbe Farma Tbk	28,701,389	4,110
PT Gudang Garam Tbk	3,521,600	4,006
PT International Nickel Indonesia Tbk	917,590	3,336
PT Semen Gresik Tbk	766,732	3,209
PT Indocement Tunggal Prakarsa Tbk (Local)	5,243,141	3,096
PT Aneka Tambang Tbk	3,500,815	3,013
PT Astra Agro Lestari Tbk	2,051,180	2,983
* PT Bank Indonesia Tbk	42,323,511	2,754
PT Bank International Indonesia Tbk	98,792,500	2,441
* PT Energi Mega Persada Tbk	33,445,364	2,230
PT Berlian Laju Tanker Tbk	11,873,500	2,172
Ramayana Lestari Sentosa PT Tbk	16,007,620	1,518
* Bank Pan Indonesia TBK Warrants Exp. 7/10/09	7,066,431	171

		207,007

Israel (2.6%)
Teva Pharmaceutical Industries Ltd.	3,706,245	130,577
Bank Hapoalim Ltd.	6,062,405	28,394
Bank Leumi Le-Israel	5,756,263	22,750
Israel Chemicals Ltd.	2,716,582	16,801
* Check Point Software Technologies Ltd.	485,654	11,588
Bezeq Israeli Telecommunication Corp., Ltd.	6,555,086	10,496
* Israel Discount Bank Ltd.	4,182,068	8,843
* NICE Systems Ltd.	270,807	8,618
United Mizrahi Bank Ltd.	1,241,709	8,571
Africa-Israel Investments Ltd.	86,445	6,854
IDB Development Corp. Ltd.	197,344	6,383
Makhteshim-Agan Industries Ltd.	1,071,295	6,343
* Alvarion Ltd.	870,913	5,652
Discount Investment Corp. Ltd.	183,482	5,339
* Given Imaging Ltd.	247,117	5,199
* ECI Telecom Ltd.	600,899	5,120
The Israel Corp. Ltd.	8,994	4,543
* Aladdin Knowledge Systems	258,021	4,425
Clal Insurance Enterprise Holdings Ltd.	183,928	4,408
Elbit Systems Ltd.	125,027	4,356
Partner Communications Co. Ltd.	317,984	3,943
* Super Sol Ltd.	953,816	3,762
Harel Insurance Investments Ltd.	65,890	3,472
* Orbotech Ltd.	144,903	3,469
* Radware Ltd.	262,461	3,399
* Syneron Medical Ltd.	130,143	3,202
Migdal Insurance Holdings Ltd.	2,142,650	2,934
* Audiocodes Ltd.	290,529	2,876
* Retalix Ltd.	135,491	2,426
Clal Industries and Investments Ltd.	403,778	2,409
Tadiran Communications Industries	57,297	2,328
* Koor Industries Ltd.	38,213	2,155
Strauss-Elite Ltd.	85,342	892

		342,527

Malaysia (3.1%)
Malayan Banking Bhd	10,683,600	38,527
Bumiputra-Commerce Holdings Bhd	12,110,600	31,926
Genting Bhd	1,974,900	21,462
IOI Corp. Bhd	3,950,400	20,735
Tenaga Nasional Bhd	5,878,500	20,673
Sime Darby Bhd	8,291,700	19,361
Malaysia International Shipping Corp., Bhd. (Foreign)	6,382,500	16,240
Maxis Communications Bhd	4,743,000	15,575
Public Bank Berhad	5,674,800	14,936
Telekom Malaysia Bhd	4,699,400	13,851
Resorts World Bhd	2,796,600	12,447
British American Tobacco Bhd	871,500	10,910
Malakoff Bhd	3,213,600	9,265
YTL Corp., Bhd	3,578,800	7,567
Petronas Gas Berhad	2,756,300	7,125
PLUS Expressways Berhad	8,538,500	7,006
AMMB Holdings Bhd	7,581,600	6,989
Kuala Lumpur Kepong Bhd	1,517,600	6,449
Gamuda Berhad	3,047,800	6,190
Tanjong Public Ltd. Co.	1,305,900	5,534
PPB Group Bhd	3,425,400	5,380
Bursa Malaysia Bhd	1,715,300	5,378
Berjaya Sports Toto Berhad	3,952,000	5,225
Golden Hope Plantations Bhd	2,813,600	5,206
Astro All Asia Networks PLC	3,285,500	5,071
Hong Leong Bank Bhd	2,712,800	4,763
IJM Corp. Bhd	1,938,800	4,520
SP Setia Berhad	2,528,000	4,335
Magnum Corp., Bhd	4,926,200	4,099
Shell Refining Co. Malaysia Bhd	1,177,300	3,571
UMW Holdings Malaysia Bhd	1,364,600	3,491
Star Publications Berhad	3,540,600	3,318
Lafarge Malayan Cement Bhd	6,955,500	3,275
Proton Holdings Berhad	1,581,500	3,262
RHB Capital Bhd	3,076,800	3,176
Petronas Dagangan Berhad	1,998,500	3,001
Highlands&Lowlands Bhd	1,732,500	2,989
Transmile Group Berhad	688,100	2,726
Malaysia Mining Corp., Bhd	1,635,100	2,647
Road Builder Holdings Berhad	2,233,100	2,507
Pos Malaysia&Services Holding Berhad	1,780,200	2,456
Media Prima Berhad	3,356,500	2,411
Guinness Anchor Bhd	1,180,500	2,225
IGB Corp., Bhd	3,172,000	2,061
KLCC Property Holdings Berhad	2,267,100	2,060
* Airasia Berhad	4,945,400	2,036
DRB-Hicom Berhad	3,466,200	1,994
Kurnia Asia Bhd	6,346,700	1,958
* Malaysian Airline System Bhd	1,209,400	1,890
IOI Properties Bhd	630,800	1,666
Hong Leong Financial Group Berhad	1,004,400	1,579
* Mulpha International Bhd	3,882,500	1,554
Scomi Group Berhad	5,060,000	1,503
* Malaysian Resources Corp., Bhd	3,713,800	1,434
* Multi-Purpose Holdings Bhd	2,761,500	1,334
Tan Chong Motor Holdings Bhd	3,452,500	1,323
Malaysian Pacific Industries Bhd	405,000	1,204
Malaysian Bulk Carriers Berhad	1,157,400	975
TA Enterprise Bhd	3,198,600	804
YTL Power International Bhd	339,996	215

		403,390

Mexico (6.5%)
America Movil SA de CV	101,418,491	224,685
* Cemex SA CPO	40,049,245	141,215
Telefonos de Mexico SA	53,990,870	82,692
Wal-Mart de Mexico SA	17,554,654	77,639
Grupo Televisa SA CPO	12,861,933	75,699
Fomento Economico Mexicano UBD	4,046,538	48,475
Grupo Financerio Banorte SA de CV	7,700,703	30,529
Grupo Mexico SA de CV	5,987,277	24,517
Grupo Modelo SA	3,148,648	17,080
Alfa SA de CV Series A	2,063,729	14,011
Grupo Carso SA de CV Series A1	3,602,926	13,154
Kimberly Clark de Mexico SA de CV Series A	2,970,949	12,733
* Corporacion GEO, SA de CV	2,360,207	12,476
Grupo Bimbo SA	1,940,420	9,684
* Desarrolladora Homex SA de C.V	823,651	8,136
Grupo Aeroportuario del Pacifico SA ADR	200,593	8,116
* Empresas ICA SA de C.V	2,150,857	7,903
Consorcio ARA SA de CV	1,175,013	7,859
Coca-Cola Femsa SA de CV	1,887,073	7,503
Grupo Aeroportuario del Sureste SA de CV	1,551,656	6,684
Controladora Comercial Mexicana SA de CV (Units)	2,449,727	6,636
Industrias Penoles SA Series CP	658,822	6,239
TV Azteca SA CPO	6,980,965	5,627
* URBI Desarrollos Urbanos SA de CV	1,381,962	4,907
* Carso Infraestructura y Construccion, SA	4,781,036	4,395
Grupo Aeroportuario del Pacifico SA	479,560	1,947
* Cemex SAB de CV ADR	12,200	432

		860,973

Peru (0.5%)
^ Southern Peru Copper Corp. (U.S. Shares)	280,236	17,515
Southern Peru Copper Corp.	208,022	13,130
Credicorp Ltd.	294,013	12,099
Compania de Minas Buenaventura S.A.u	409,317	11,745
Minsur SA	2,506,377	6,114
Volcan Compania Minera SA	1,866,392	4,296
Compania de Minas Buenaventura S.A.u. ADR	87,288	2,523

		67,422

Phillipines (0.6%)
Philippine Long Distance Telephone Co.	300,424	16,105
Bank of Philippine Islands	6,340,876	9,383
Ayala Land, Inc.	24,274,038	8,743
Ayala Corp.	597,385	7,726
SM Investments Corp.	877,017	6,649
SM Prime Holdings, Inc.	25,306,112	6,109
San Miguel Corp. Class B	3,317,736	5,099
Globe Telecom, Inc.	171,789	5,065
Metropolitan Bank&Trust Co.	3,536,341	4,294
Megaworld Corp.	61,473,573	3,355
Jollibee Foods Corp.	3,341,843	2,920
Manila Electric Co.	1,834,393	2,674
Banco De Oro	2,526,491	2,623
First Philippine Holdings Corp.	1,251,003	1,941
Petron Corp.	22,002,950	1,918
* Filinvest Land, Inc.	30,207,058	1,010

		85,614

Poland (1.9%)
Powszechna Kasa Oszczednosci Bank Polski SA	2,292,173	37,912
Bank Polska Kasa Opieki Grupa Pekao SA	415,808	34,822
Telekomunikacja Polska SA	3,651,611	31,203
Polski Koncern Naftowy SA	1,768,205	27,824
KGHM Polska Miedz SA	591,015	18,129
Bank Przemyslowo Handlowy PBK SA	45,406	15,828
Bank Zachodni WBK SA	141,904	12,651
* Globe Trade Centre SA	758,998	12,622
Polish Oil&Gas	6,609,561	8,743
* Bank Rozwoju Eksportu SA	54,508	7,286
* TVN SA	640,315	5,733
Grupa Kety SA	68,096	4,560
Orbis SA	144,475	3,867
* Budimex SA	101,353	3,500
Prokom Software SA	60,668	3,330
ASSECO POLAND SA	153,330	3,313
Mondi Packaging Paper Swieci SA	99,506	3,225
Computerland SA	73,752	2,889
Polska Grupa Farmaceutyczna	102,299	2,580
Agora SA	170,489	2,197
Debica SA	53,849	1,366
* Boryszew SA	26,662	203

		243,783

Russia (9.9%)
* OAO Gazprom ADR	13,475,165	583,458
Lukoil Sponsored ADR	2,706,323	215,468
Mining and Metallurgical Company Norilsk Nickel ADR	511,935	86,517
RAO Unified Energy System GDR	512,595	59,974
* Mobile TeleSystems ADR	1,038,762	56,259
Surgutneftegaz OJSC ADR	925,236	56,003
* OAO Vimpel-Communications Sponsored ADR	609,603	52,078
* Tatneft GDR	423,401	36,667
NovaTek OAO GDR	565,523	30,656
Novolipetsk Steel GDR	1,036,708	25,756
* Polyus Gold ADR	492,147	24,410
Sistema JSFC GDR	756,170	23,077
^ Rostelecom ADR	467,402	22,435
Wimm-Bill-Dann Foods ADR	216,047	14,056
Comstar United Telesystems GDR	1,519,174	13,494
Mechel OAO ADR	357,842	10,127
* Polyus Gold ADR	58,239	2,889

		1,313,324

South Africa (8.4%)
Sasol Ltd.	3,318,978	112,600
Standard Bank Group Ltd.	6,946,631	95,309
MTN Group Ltd.	7,127,627	85,647
Impala Platinum Holdings Ltd.	2,547,640	73,405
FirstRand Ltd.	16,598,600	52,838
Gold Fields Ltd.	2,780,320	46,685
Sanlan Ltd.	15,266,913	39,533
Anglo Platinum Ltd.	307,372	38,691
Telkom South Africa Ltd.	1,734,884	38,592
Naspers Ltd.	1,360,523	34,212
AngloGold Ltd.	714,915	33,591
Barloworld Ltd.	1,209,889	31,155
Nedbank Group Ltd.	1,497,628	28,594
* Harmony Gold Mining Co., Ltd.	2,134,259	28,552
Bidvest Group Ltd.	1,221,754	22,882
Imperial Holdings Ltd.	957,960	21,227
Sappi Ltd.	1,389,078	19,423
Mittal Steel South Africa Ltd.	1,260,572	18,947
Steinhoff International Holdings Ltd.	5,265,052	18,213
Network Healthcare Holdings Ltd.	8,433,834	17,061
Edgars Consolidated Stores Ltd.	2,549,483	14,249
Investec Ltd.	1,190,210	14,223
Tiger Brands Ltd.	591,162	14,088
Reunert Ltd.	1,163,691	13,688
JD Group Ltd.	1,086,181	13,105
Murray&Roberts Holdings Ltd.	1,986,537	12,988
Aveng Ltd.	2,298,314	12,310
Truworths International Ltd.	2,330,023	11,074
Massmart Holdings Ltd.	1,043,914	10,963
African Bank Investments Ltd.	2,714,377	10,894
Liberty Group Ltd.	902,296	10,623
Woolworths Holdings Ltd.	3,643,632	10,113
Nampak Ltd.	3,092,657	9,534
Metropolitan Holdings Ltd.	4,365,546	9,212
Shoprite Holdings Ltd.	2,464,297	9,081
Foschini Ltd.	960,841	8,312
Ellerine Holdings Ltd.	789,443	8,290
Allan Gray Property Trust	8,370,174	7,613
Aspen Pharmacare Holdings Ltd.	1,401,649	6,685
Alexander Forbes Ltd.	2,715,393	6,091
Tongaat-Hulett Group Ltd.	364,733	5,995
* Kumba Iron Ore Ltd.	359,512	5,878
AVI Ltd.	2,168,406	5,614
Lewis Group Ltd.	635,882	5,536
Spar Group Ltd.	823,478	5,334
Consol Ltd.	1,792,974	4,668
Pick'n Pay Stores Ltd.	850,612	3,957
Grindrod Ltd.	1,671,150	3,940
Super Group Ltd.	1,609,188	2,655
Pretoria Portland Cement Co., Ltd.	3,559	208

		1,114,078

South Korea (14.9%)
Samsung Electronics Co., Ltd.	573,513	355,151
* Kookmin Bank	1,651,831	131,593
POSCO	317,785	111,697
Hyundai Motor Co. Ltd.	859,222	61,487
* Korea Electric Power Corp.	1,310,241	59,618
Samsung Electronics Co., Ltd. Pfd.	119,821	56,579
* Shinhan Financial Group Ltd.	1,007,552	52,544
1 Samsung Electronics Co., Ltd. GDR	155,843	47,468
SK Corp.	609,145	46,739
Shinsegae Co., Ltd.	79,147	46,012
KT&G Corp.	636,982	38,767
SK Telecom Co., Ltd.	175,671	37,493
Hyundai Heavy Industries Co., Inc.	246,956	35,689
Samsung Fire&Marine Insurance Co.	199,861	33,680
* POSCO ADR	364,977	32,184
Hana Financial Group Inc.	640,442	31,708
KT Corp.	667,934	30,504
LG Electronics Inc.	532,097	29,650
* NHN Corp.	205,614	27,226
* Hyundai Mobis	309,940	25,288
Samsung Corp.	722,700	23,343
Samsung Heavy Industries Co. Ltd.	947,760	21,007
Lotte Shopping Co., Ltd.	49,489	19,287
* Hyundai Development Co.	349,630	18,456
S-Oil Corp.	257,558	17,875
* Kookmin Bank-Spon ADR	201,832	16,052
GS Engineering&Construction Corp.	189,091	15,745
* Daewoo Engineering&Construction Co., Ltd.	832,155	15,733
* Daewoo Shipbuilding&Marine Engineering Co., Ltd.	519,260	15,130
Samsung Securities Co. Ltd.	297,919	14,640
* LG. Philips LCD Co., Ltd.	517,154	14,517
Korea Telecom Freetel	531,013	13,915
* Kia Motors	1,116,230	13,693
* Kangwon Land Inc.	611,668	13,070
Samsung SDI Co. Ltd.	193,634	12,384
* Hyundai Engineering&Construction Co., Ltd.	238,178	12,287
Samsung Electro-Mechanics Co.	330,990	12,155
* LG Chem Ltd.	255,862	11,980
* Daelim Industrial Co.	143,028	11,714
CJ Corp.	107,544	11,709
Daegu Bank	673,915	11,163
Daewoo Securities Co., Ltd.	638,740	10,492
Woori Investment&Securities Co., Ltd.	523,969	9,909
Cheil Industrial, Inc.	249,970	9,740
SK Telecom Co. Ltd. ADR	391,938	9,309
* Hyundai Motor Co.	222,327	9,161
* Daewoo International Corp.	241,117	9,033
Hankook Tire Co. Ltd.	599,480	8,827
Pusan Bank	678,845	8,728
* Hite Brewery Co., Ltd.	69,284	8,723
Korea Investment Holdings Co., Ltd.	200,750	8,721
Hyundai Mipo Dockyard Co., Ltd.	64,134	8,030
Hanjin Shipping Co., Ltd.	278,230	8,019
Samsung Engineering Co., Ltd.	172,201	7,839
Hanjin Heavy Industries Co. Ltd.	251,170	7,753
* Shinhan Financial Group Co., Ltd. ADR	73,058	7,599
* Yuhan Corp.	48,315	7,540
Samsung Techwin Co., Ltd.	245,044	7,461
Hyundai Securities Co.	638,309	7,354
LG Household&Health Care Ltd.	60,240	7,262
* Korea Electric Power Corp. ADR	304,826	6,971
Korean Air Co. Ltd.	192,998	6,933
* Hyundai Department Store Co., Ltd.	84,998	6,763
* Amorepacific Corp.	11,204	6,688
Kumkang Korea Chemical Co., Ltd.	25,434	6,564
* Honam Petrochemical Corp.	79,680	6,443
Doosan Infracore Co., Ltd.	313,060	6,426
* Woongjin Coway Co., Ltd.	239,819	6,278
* Korea Exchange Bank	483,120	6,259
* Lotte Confectionery Co., Ltd.	4,882	6,037
Korea Zinc Co., Ltd.	66,146	5,887
Mirae Asset Securities Co., Ltd.	78,740	5,590
* Lotte Chilsung Beverage Co., Ltd.	3,840	5,583
Nong Shim Co. Ltd.	20,039	5,468
* ORION Corp.	19,841	5,232
* NCsoft Corp.	82,971	5,209
Korean Reinsurance Co.	390,918	5,136
Dongbu Insurance Co., Ltd.	192,655	5,109
* Hanmi Pharm Co., Ltd.	39,342	5,107
Hyundai Marine&Fire Insurance Co., Ltd.	391,656	5,068
Cheil Communications Inc.	21,143	4,930
* Dongkuk Steel Mill Co., Ltd.	227,270	4,840
* Tong Yang Investment Bank	483,185	4,816
Daishin Securities Co.	226,017	4,668
LG Petrochemical Co., Ltd.	144,740	4,554
* Hanwha Chemical Corp.	323,700	4,269
S1 Corp.	103,140	4,257
* Hyundai Autonet Co., Ltd.	578,472	4,101
LG International Corp.	162,096	3,787
* KT Corp. ADR	162,015	3,743
* Hyosung Corp.	131,583	3,724
* Pacific Corp.	22,814	3,644
LS Cable Ltd.	101,050	3,585
LG Electronics Inc.	103,921	3,433
* Asiana Airlines	483,667	3,343
* Daum Communications Corp.	55,494	3,264
* LG Fashion Corp.	124,873	2,865
Samsung Fine Chemicals Co., Ltd.	101,320	2,723
* Poongsan Corp.	126,520	2,576
* Dae Duck Electronics Co.	190,093	1,408

		1,961,713

Taiwan (12.2%)
Taiwan Semiconductor Manufacturing Co., Ltd.	102,652,669	211,775
Hon Hai Precision Industry Co., Ltd.	22,480,053	154,461
Cathay Financial Holding Co.	29,486,431	65,564
United Microelectronics Corp.	85,724,485	54,013
Chunghwa Telecom Co., Ltd.	24,158,920	46,478
China Steel Corp.	44,818,482	46,359
MediaTek Inc.	4,211,240	46,273
Nan Ya Plastic Corp.	27,311,291	45,132
AU Optronics Corp.	30,419,403	40,710
Formosa Plastic Corp.	22,149,289	37,326
Asustek Computer Inc.	13,686,663	36,307
Mega Financial Holding Co. Ltd.	45,410,224	30,566
Chinatrust Financial Holding	32,740,185	27,594
Formosa Chemicals&Fibre Corp.	15,279,276	27,277
High Tech Computer Corp.	1,676,720	25,001
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	2,273,066	24,799
Delta Electronics Inc.	7,503,369	24,605
Acer Inc.	12,156,270	23,047
Formosa Petrochemical Corp.	10,810,000	22,061
China Development Financial Holding Corp.	46,799,274	21,754
Foxconn Technology Co., Ltd.	1,757,090	21,124
Siliconware Precision Industries Co.	11,952,218	20,354
Chi Mei Optoelectronics Corp.	19,452,718	19,075
Lite-On Technology Corp.	12,604,868	18,266
* Advanced Semiconductor Engineering Inc.	15,880,670	18,151
Fubon Financial Holding Co., Ltd.	18,889,100	17,315
Catcher Technology Co., Ltd.	1,580,806	17,059
First Financial Holding Co., Ltd.	22,328,707	16,343
Compal Electronics Inc.	17,445,743	15,854
Quanta Computer Inc.	9,071,180	15,380
* Chang Hwa Commercial Bank	20,826,094	14,390
SinoPac Holdings	28,283,214	14,349
* Taishin Financial Holdings	24,817,678	13,868
Hau Nan Financial Holdings Co., Ltd.	17,414,695	13,001
Uni-President Enterprises Co.	14,037,590	12,817
Taiwan Cellular Corp.	13,123,360	12,758
Taiwan Cement Corp.	14,089,988	12,107
Novatek Microelectronics Corp., Ltd.	2,316,485	11,509
Far Eastern Textile Ltd.	12,692,173	10,743
Pou Chen Corp.	9,980,646	10,718
Yuanta Core Pacific Securities Co.	13,870,300	10,570
E.Sun Financial Holding Co., Ltd.	14,799,637	9,635
Largan Precision Co., Ltd.	542,538	8,260
* Tatung Co., Ltd.	18,574,000	8,017
Asia Cement Corp.	7,281,533	6,966
Shin Kong Financial Holdings Co.	6,891,856	6,930
* Winbond Electronics Corp.	17,778,000	6,852
* Walsin Lihwa Corp.	13,699,970	6,815
Taiwan Fertilizer Co., Ltd.	3,795,000	6,767
Mitac International Corp.	5,399,634	6,605
Nan Ya Printed Circuit Board Corp.	1,006,000	6,522
^ United Microelectronics Corp. ADR	1,808,633	6,421
* Chunghwa Picture Tubes, Ltd.	33,074,331	6,414
* Macronix International Co., Ltd.	15,399,486	6,290
President Chain Store Corp.	2,657,985	6,148
Inventec Co., Ltd.	7,510,535	6,124
Realtek Semiconductor Corp.	3,711,103	5,967
* BENQ Corp.	11,685,692	5,765
* Yageo Corp.	12,642,520	5,410
* Via Technologies Inc.	5,300,379	5,278
Cheng Uei Precision Industry Co., Ltd.	1,279,814	4,935
Yulon Motor Co., Ltd.	4,327,676	4,857
* HannStar Display Corp.	27,420,132	4,823
D-Link Corp.	3,356,195	4,743
* CMC Magnetics Corp.	14,512,700	4,695
Synnex Technology International Corp.	3,838,028	4,682
Asia Optical Co., Inc.	1,036,330	4,608
Wintek Corp.	4,954,607	4,505
Eternal Chemical Co., Ltd.	2,612,871	4,377
Advantech Co., Ltd.	1,357,622	4,293
Teco Electric&Machinery Co., Ltd.	8,668,000	4,249
Chunghwa Telecom Co., Ltd. ADR	202,922	4,203
* Polaris Securities Co., Ltd.	8,735,502	4,120
Ya Hsin Industrial Co., Ltd.	4,864,018	4,105
AU Optronics Corp. ADR	291,450	3,914
Compal Communications, Inc.	1,075,800	3,888
China Motor Co., Ltd.	3,722,028	3,652
Formosa Taffeta Co., Ltd.	4,698,868	3,610
Cheng Shin Rubber Industry Co., Ltd.	3,665,555	3,579
Wan Hai Lines Ltd.	5,523,370	3,415
Phoenix Precision Technology Corp.	3,303,584	3,404
U-Ming Marine Transport Corp.	2,297,600	3,344
* Fuhwa Financial Holdings Co., Ltd.	6,981,754	3,298
Inventec Appliances Corp.	1,279,900	3,254
* Ritek Corp.	11,844,194	3,059
* Cathay Construction Corp.	5,093,779	3,037
* China Airlines	6,349,082	2,985
Evergreen Marine Corp.	5,281,879	2,944
Yang Ming Marine Transport	5,382,985	2,836
Taiwan Glass Industrial Corp.	3,434,207	2,827
EVA Airways Corp.	6,411,879	2,792
Fu Sheng Industrial Co., Ltd.	2,926,887	2,706
Micro-Star International Co., Ltd.	3,640,797	2,692
Zyxel Communications Corp.	2,043,554	2,679
Yuen Foong Yu Paper Manufacturing Co., Ltd.	6,296,172	2,490
* Compeq Manufacturing Co., Ltd.	5,356,750	2,438
Waterland Financial Holdings	7,740,000	2,392
Gigabyte Technology Co., Ltd.	3,012,626	2,258
Taiwan Secom Corp., Ltd.	1,276,846	2,191
* Accton Technology Corp.	3,173,116	2,093
Yieh Phui Enterprise	4,922,487	2,053
Kinpo Electronics, Inc.	5,427,477	2,019
*^Advanced Semiconductor Engineering Inc. ADR	348,188	1,995
Giant Manufacturing Co., Ltd.	1,286,270	1,965
Nien Made Enterprise Co., Ltd.	2,036,800	1,917
Phoenixtec Power Co., Ltd.	1,710,430	1,838
^ Siliconware Precision Industries Co. ADR	202,729	1,778
Oriental Union Chemical Corp.	2,756,016	1,747
* Optimax Technology Corp.	2,493,220	1,631

		1,611,954

Thailand (1.5%)
PTT Public Co., Ltd. (Foreign)	4,745,597	27,184
PTT Exploration&Production Public Co. Ltd. (Foreign)	6,607,265	17,973
Bangkok Bank Public Co. Ltd. (Foreign)	5,226,987	16,985
Siam Cement Public Co. Ltd. (Foreign)	1,681,924	11,793
Kasikornbank Public Co. Ltd. (Foreign)	6,238,905	11,281
Advanced Info Service Public Co. Ltd. (Foreign)	4,854,846	10,623
Siam Commercial Bank Public Co. Ltd. (Foreign)	4,684,255	8,023
* IRPC Public Co. Ltd. (Foreign)	51,837,560	7,908
Bangkok Bank Public Co. Ltd. (Local)	2,205,944	6,766
Krung Thai Bank Public Co. Ltd. (Foreign)	15,678,518	5,495
Kasikornbank Public Co., Ltd. (Local)	2,884,400	4,965
Siam Cement Public Co. Ltd. (Local)	720,972	4,835
Banpu Public Co. Ltd. (Foreign)	753,211	4,063
* Rayong Refinery Public Co. Ltd. (Foreign)	8,834,490	3,993
Thai Airways International Public Co. Ltd.	2,789,632	3,533
Airports of Thailand Public Co. Ltd. (Foreign)	2,429,718	3,532
BEC World Public Co. Ltd. (Foreign)	5,680,130	3,319
PTT Chemical Public Co. Ltd. (Foreign)	1,534,425	3,313
Land and Houses Public Co. Ltd. (Foreign)	15,183,819	3,018
Siam City Cement Public Co. Ltd. (Foreign)	391,674	2,954
Glow Energy Public Co. Ltd. (Foreign)	2,844,900	2,723
Ratchaburi Electricity Generating Holding Public Co. Ltd.	2,117,100	2,651
Land and Houses Public Co. Ltd. (Local)	14,029,400	2,503
Charoen Pokphand Foods Public Co., Ltd. (Foreign)	18,808,627	2,502
Central Pattana Public Co. Ltd. (Foreign)	3,613,400	2,247
Electricity Generating Public Co. Ltd. (Foreign)	767,548	2,218
C.P. 7-Eleven Public Co. Ltd. (Foreign)	12,731,800	2,107
Hana Microelectronics Public Co. Ltd. (Foreign)	2,829,800	1,955
Precious Shipping Public Co. Ltd. (Foreign)	1,391,166	1,752
* True Corp. Public Co. Ltd. (Foreign)	11,082,475	1,659
The Aromatics (Thailand) Public Co. Ltd. (Foreign)	1,444,805	1,632
Bangkok Expressway Public Co. Ltd. (Foreign)	1,992,400	1,354
Thanachart Capital Public Co. Ltd. (Foreign)	4,028,908	1,299
Delta Electronics (Thailand) Public Co. Ltd. (Foreign)	2,531,750	1,275
Siam Makro Public Co. Ltd. (Foreign)	560,700	1,275
* Sahaviriya Steel Industries Public Co., Ltd.	39,346,780	1,178
Italian-Thai Development Public Co. Ltd. (Foreign)	8,949,589	1,061
Kiatnakin Finance Public Co. Ltd. (Foreign)	1,158,600	966
TISCO Finance Public Co. Ltd. (Foreign)	1,279,613	782
Thai Union Frozen Products Public Co. Ltd. (Local)	1,015,450	675
Kim Eng Securities Thailand Public Co. Ltd. (Foreign)	1,432,300	647
Thai Union Frozen Products Public Co., Ltd. (Foreign)	896,150	601
Charoen Pokphand Foods Public Co. Ltd. (Local)	4,503,656	600
C.P. 7-Eleven Public Co. Ltd. (Local)	2,911,900	483
Banpu Public Co. Ltd. (Local)	86,168	455
Sino Thai Engineering&Construction Public Co. Ltd. (Foreign)	2,822,100	362
Advanced Info Service Public Co., Ltd. (Local)	98,575	211
PTT Public Co., Ltd. (Local)	35,220	203
Electricity Generating Public Co. Ltd. (Local)	62,200	177
Siam Commercial Bank Public Co. Ltd. (Local)	95,294	164
PTT Exploration and Production Public Co. Ltd. (Local)	53,484	147
Krung Thai Bank Public Co. Ltd. (Local)	322,975	113
Siam City Cement Public Co. Ltd. (Local)	11,350	86
Thai Airways International Public Co. Ltd. (Local)	62,372	79
Airports of Thailand Public Co. Ltd. (Local)	48,225	70
Precious Shipping Public Co., Ltd. (Local)	45,612	58
Aromatics (Thailand) Public Co. Ltd. (Local)	33,732	39
PTT Chemical Public Co. Ltd. (Local)	12,024	26
* True Corp. Public Co. Ltd. (Local)	170,220	26
* Sahaviriya Steel Industries Public Co. Ltd. (Lcl)	679,152	20
Thanachart Capital Public Co. Ltd. (Local)	60,225	19
Italian-Thai Development Public Co. Ltd. (Local)	105,352	13
True Corp. Public Co. Ltd. Warrants Exp. 4/30/10	1,020,789	-

		199,969

Turkey (1.7%)
Akbank T.A.S	4,627,636	30,213
Turkiye Is Bankasi A.S. C Shares	5,673,217	27,627
Turkiye Garanti Bankasi A.S	5,225,699	20,124
Turkcell Iletisim Hizmetleri A.S	2,443,680	13,550
Haci Omer Sabanci Holding A.S	3,111,092	13,257
Tupras-Turkiye Petrol Rafinerileri A.S	665,152	12,065
Anadolu Efes Biracilik ve Malt Sanayii A.S	331,239	11,051
* Migros Turk A.S	760,392	10,164
Eregli Demir ve Celik Fabrikalari A.S	1,323,604	10,145
* Turk Sise ve Cam Fabrikalari A.S	1,502,268	6,032
Turkiye Vakiflar Bankasi TAO	2,046,586	5,392
Aksigorta A.S	1,149,552	4,906
* Turkiye Vakiflar Bankasi TAO - New Shares	1,923,916	4,743
* Petkim Petrokimya Holding A.S	1,255,230	4,725
* KOC Holding A.S	1,055,104	4,577
Dogan Sirketler Grubu Holding A.S	2,549,400	4,367
* Yapi ve Kredi Bankasi A.S	2,084,779	4,115
Arcelik A.S	626,130	3,960
Is Gayrimenkul Yatirim Ortakligi A.S	1,758,304	3,819
Tofas Turk Otomobil Fabrikasi A.S	960,026	3,743
Hurriyet Azteccilik ve Matbaacillik A.S	1,101,092	3,321
Adana Cimento Sanayii T.A.S	499,734	2,966
Cimsa Cemento Sanayi ve Ticaret A.S	430,909	2,867
Akcansa Cimento A.S	391,605	2,650
Dogus Otomotiv Servis ve Ticaret A.S	457,921	2,378
* Aygaz A.S	745,602	2,217
* Dogan Yayin Holding A.S	596,190	2,089
Trakya Cam Sanayii A.S	577,885	1,693
* Turk Hava Yollari Anonim Ortakligi	267,464	1,393
Ulker Gida Sanayi ve Ticaret A.S	409,179	1,186
Ford Otomotiv Sanayi A.S	107,647	1,044
Alarko Holdings A.S	324,368	819

		223,198

Total Common Stocks
(Cost $8,545,585)		13,115,138

Temporary Cash Investment (0.9%)

2 Vanguard Market Liquidity Fund, 5.272%
(Cost $114,705)	114,704,943	114,705

Total Investments (100.2%)
(Cost $8,660,290)		13,229,843

Other Assets and Liabilities—Net (-0.2%)		(22,662)

Net Assets (100%)		13,207,181

*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2007, the value of this security represented 0.4% of net assets.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR	- American Depositary Receipt.
GDR	- Global Depositary Receipt.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

At January 31, 2007, the cost of investment securities for tax purposes was $8,666,054,000. Net unrealized appreciation of investment securities for tax purposes was $4,563,789,000, consisting of unrealized gains of $4,742,497,000 on securities that had risen in value since their purchase and $178,708,000 in unrealized losses on securities that had fallen in value since their purchase.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates on the valuation date as employed by Morgan Stanley Capital International (MSCI) in the calculation of its indexes. As part of the fund's fair value procedures, exchange rates may be adjusted if they change significantly before the fund's pricing time but after the time at which the MSCI rates are determined (generally 11:00 a.m. Eastern time).

Swap     Contracts: The fund invests a portion of its cash reserves in equity markets through the use of equity swap contracts. Investments in swap contracts increased the fund's equity investment in China to 11.6% and in Taiwan to 12.3%. After giving effect to swap investments, the fund's effective common stock and temporary cash investment positions represent 99.5% and 0.7%, respectively, of net assets.

At January 31, 2007, the fund had the following open swap contracts with Merrill Lynch as counterparty:

Country/Referenced Entity	Termination Date	Notional Amount ($000)	Floating Interest Rate Received (Paid) [1]	Market Value ($000)	Unrealized Appreciation (Depreciation) ($000)

China
Bank of China	8/14/07	19,481	(1.37%)	21,413	1,932

Taiwan
Shin Kong Financial Holdings Co.	6/26/07	7,754	(2.37%)	7,992	238

					2,170

1 Based on three-month London Inter-Bank Offer-Rate (LIBOR). Each contract provides for the payment of interest based on LIBOR less a fixed interest rate spread. If the spread is greater than LIBOR, the result is net interest received by the fund.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	March 16, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	March 16, 2007

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	March 16, 2007

* By Power of Attorney. See File Number 002-65955-99, filed on July 27, 2006. Incorporated by Reference.